PGIM Core Bond Fund
Schedule of Investments (unaudited) as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 100.7%
Asset-Backed Securities 21.3%
Automobiles 5.6%
AmeriCredit Automobile Receivables Trust,
Series 2021-02, Class C	1.010%	01/19/27	1,300	$1,226,502
Series 2021-03, Class C	1.410	08/18/27	1,400	1,301,574
Series 2023-01, Class C	5.800	12/18/28	2,100	2,108,829
Series 2023-02, Class C	6.000	07/18/29	900	903,359
Avis Budget Rental Car Funding AESOP LLC,
Series 2021-01A, Class A, 144A	1.380	08/20/27	3,500	3,191,536
Series 2021-02A, Class A, 144A	1.660	02/20/28	3,800	3,426,287
Series 2022-01A, Class A, 144A	3.830	08/21/28	4,800	4,544,041
Series 2023-02A, Class A, 144A	5.200	10/20/27	1,800	1,780,136
Series 2023-08A, Class A, 144A	6.020	02/20/30	2,600	2,625,818
Series 2024-01A, Class A, 144A	5.360	06/20/30	1,900	1,868,422
Series 2024-03A, Class A, 144A	5.230	12/20/30	2,500	2,434,906
BOF VII AL Funding Trust I,
Series 2023-CAR03, Class A2, 144A	6.291	07/26/32	2,342	2,351,668
Series 2023-CAR03, Class B, 144A	6.632	07/26/32	909	912,247
CarMax Auto Owner Trust,
Series 2021-02, Class C	1.340	02/16/27	1,100	1,047,167
Series 2021-04, Class C	1.380	07/15/27	800	745,150
Series 2022-01, Class C	2.200	11/15/27	1,300	1,213,159
Series 2022-01, Class D	2.470	07/17/28	600	558,568

Chesapeake Funding II LLC, Series 2024-01A, Class A1, 144A	5.520	05/15/36	1,500	1,493,500
Ford Credit Auto Owner Trust,
Series 2020-02, Class A, 144A	1.060	04/15/33	1,100	1,030,345
Series 2021-01, Class B, 144A	1.610	10/17/33	630	581,108
Series 2021-02, Class B, 144A	1.910	05/15/34	600	544,674
Series 2023-01, Class A, 144A	4.850	08/15/35	4,200	4,106,277
Series 2023-02, Class A, 144A	5.280	02/15/36	2,800	2,782,739

Ford Credit Floorplan Master Owner Trust, Series 2020-02, Class A	1.060	09/15/27	2,800	2,632,959
GLS Auto Receivables Issuer Trust, Series 2021-04A, Class B, 144A	1.530	04/15/26	192	191,275
GM Financial Consumer Automobile Receivables Trust,
Series 2023-04, Class B	6.160	04/16/29	1,100	1,115,398
Series 2023-04, Class C	6.410	05/16/29	700	712,564
GM Financial Revolving Receivables Trust,
Series 2021-01, Class B, 144A	1.490	06/12/34	200	180,306
Series 2023-02, Class A, 144A	5.770	08/11/36	500	506,701

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Automobiles (cont’d.)
GM Financial Revolving Receivables Trust, (cont’d.)
Series 2024-01, Class A, 144A	4.980%	12/11/36	2,600	$2,555,913

Hertz Vehicle Financing III LLC, Series 2023-01A, Class A, 144A	5.490	06/25/27	3,800	3,773,447
Hertz Vehicle Financing III LP, Series 2021-02A, Class A, 144A	1.680	12/27/27	1,900	1,707,982
Hertz Vehicle Financing LLC,
Series 2022-02A, Class A, 144A	2.330	06/26/28	5,500	4,956,695
Series 2023-03A, Class A, 144A	5.940	02/25/28	2,300	2,290,283
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A	3.630	09/14/27	3,824	3,771,863
Series 2021-01A, Class B, 144A	1.260	07/14/28	2,700	2,493,465
Series 2023-01A, Class A, 144A	5.410	11/14/29	4,800	4,764,117
Santander Drive Auto Receivables Trust,
Series 2021-02, Class D	1.350	07/15/27	1,982	1,926,896
Series 2022-01, Class C	2.560	04/17/28	1,800	1,771,973
Series 2023-01, Class C	5.090	05/15/30	800	788,787
Series 2023-03, Class C	5.770	11/15/30	1,500	1,497,631
Series 2023-04, Class C	6.040	12/15/31	2,500	2,514,851
Series 2023-06, Class B	5.980	04/16/29	1,100	1,105,574
Series 2023-06, Class C	6.400	03/17/31	300	303,875
Series 2024-02, Class C	5.840	06/17/30	1,000	1,000,035
SFS Auto Receivables Securitization Trust,
Series 2023-01A, Class B, 144A	5.710	01/22/30	300	299,944
Series 2023-01A, Class C, 144A	5.970	02/20/31	500	501,591

Toyota Auto Loan Extended Note Trust, Series 2020-01A, Class A, 144A	1.350	05/25/33	1,000	955,633
Wheels Fleet Lease Funding LLC,
Series 2023-01A, Class A, 144A	5.800	04/18/38	4,400	4,396,805
Series 2024-01A, Class A1, 144A	5.490	02/18/39	3,000	2,995,231

World Omni Select Auto Trust, Series 2021-A, Class C	1.090	11/15/27	600	563,808
				95,053,614
Collateralized Loan Obligations 14.2%
AGL CLO Ltd. (Cayman Islands), Series 2021-14A, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	12/02/34	5,250	5,256,809

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Anchorage Capital CLO Ltd. (Cayman Islands), Series 2021-17A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760%(c)	07/15/34	6,500	$6,510,030
Apidos CLO Ltd. (United Kingdom), Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)	7.324(c)	04/26/35	7,500	7,530,709
Bain Capital Credit CLO Ltd. (Cayman Islands), Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.422%)	6.746(c)	10/21/34	6,500	6,498,794
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	01/20/32	4,969	4,975,807
Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.462%)	6.786(c)	07/20/34	3,100	3,100,882

Barings CLO Ltd. (Cayman Islands), Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.686(c)	01/20/34	11,750	11,759,329
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.659(c)	07/18/30	667	667,061
Series 2016-10A, Class A1R2, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.755(c)	01/25/35	400	401,150
Series 2017-11A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.735(c)	04/24/34	5,500	5,499,030
Series 2019-16A, Class AR, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	12/19/32	3,250	3,248,130

Carlyle US CLO Ltd. (Cayman Islands), Series 2021-05A, Class A1, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706(c)	07/20/34	7,000	7,007,818
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.766(c)	07/20/34	8,500	8,501,788
CIFC Funding Ltd. (Cayman Islands),
Series 2014-05A, Class A1R2, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.779(c)	10/17/31	945	945,575
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)	6.730(c)	07/15/34	2,000	2,000,327

Clover CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)	6.685(c)	10/25/33	11,000	11,005,500

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Crown Point CLO Ltd. (Cayman Islands), Series 2021-11A, Class A, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.699%(c)	01/17/34	5,500	$5,498,783
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.542%)	6.870(c)	07/15/29	10	10,141
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)	6.944(c)	04/20/37	10,000	10,000,000
Series 2021-13A, Class A1, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.780(c)	07/15/34	3,500	3,503,781

Elmwood CLO Ltd. (Cayman Islands), Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)	6.736(c)	04/20/34	7,000	7,009,335
Generate CLO Ltd. (Cayman Islands), Series 02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	01/22/31	352	352,045
Greywolf CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.290% (Cap N/A, Floor 0.000%)	6.614(c)	04/26/31	737	737,466
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)	6.875(c)	04/15/33	6,500	6,510,626
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 0.000%)	6.534(c)	02/05/31	135	135,470
Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	04/20/34	4,125	4,134,272
ICG US CLO Ltd. (Cayman Islands),
Series 2015-02RA, Class A1, 144A, 3 Month SOFR + 1.632% (Cap N/A, Floor 1.370%)	6.959(c)	01/16/33	1,382	1,384,489
Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.786(c)	01/20/35	9,000	9,003,888

KKR CLO Ltd. (Cayman Islands), Series 11, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.770(c)	01/15/31	353	353,783
Logan CLO Ltd. (Cayman Islands), Series 2021-01A, Class A, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	07/20/34	5,250	5,249,028
Madison Park Funding Ltd. (Cayman Islands), Series 2015-18A, Class ARR, 144A, 3 Month SOFR + 1.202% (Cap N/A, Floor 0.940%)	6.526(c)	10/21/30	11,024	11,027,143

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
MidOcean Credit CLO (Cayman Islands),
Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.706%(c)	04/21/31	543	$544,106
Series 2018-09A, Class A1, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.736(c)	07/20/31	811	808,614

Mountain View CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 0.000%)	6.710(c)	07/15/31	1,802	1,800,999
Northwoods Capital Ltd. (Cayman Islands),
Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.804(c)	06/20/34	9,750	9,754,865
Series 2019-20A, Class A1R, 144A, 3 Month SOFR + 1.592% (Cap N/A, Floor 1.330%)	6.915(c)	01/25/32	2,411	2,410,737

Oaktree CLO Ltd. (Cayman Islands), Series 2020-01A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.740(c)	07/15/34	5,000	5,007,078
Ocean Trails CLO (Cayman Islands), Series 2014-05A, Class ARR, 144A, 3 Month SOFR + 1.542% (Cap N/A, Floor 1.280%)	6.870(c)	10/13/31	6,378	6,383,912
OCP CLO Ltd. (Cayman Islands), Series 2015-09A, Class A1R2, 144A, 3 Month SOFR + 1.250% (Cap N/A, Floor 1.250%)	6.579(c)	01/15/33	3,500	3,501,440
OZLM Funding Ltd. (Cayman Islands), Series 2013-04A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.836(c)	10/22/30	303	302,922
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.841(c)	10/30/30	129	129,312
Palmer Square CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.130%)	6.709(c)	01/17/31	356	356,998
Series 2015-01A, Class A1A4, 144A, 3 Month SOFR + 1.392% (Cap N/A, Floor 1.392%)	6.706(c)	05/21/34	7,000	7,008,686

Regatta Funding Ltd. (Cayman Islands), Series 2016-01A, Class AR2, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.746(c)	04/20/34	9,750	9,767,062
Regatta VII Funding Ltd. (Cayman Islands), Series 2016-01A, Class A1R2, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.744(c)	06/20/34	6,500	6,503,250

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Romark CLO Ltd. (Cayman Islands), Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.437% (Cap N/A, Floor 1.175%)	6.760%(c)	07/25/31	198	$197,888
Romark WM-R Ltd. (Cayman Islands), Series 2018-01A, Class A1, 144A, 3 Month SOFR + 1.292% (Cap N/A, Floor 0.000%)	6.616(c)	04/20/31	813	814,651
Sixth Street CLO Ltd. (Cayman Islands), Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)	7.115(c)	01/20/37	4,750	4,767,081
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.656(c)	01/26/31	726	725,615
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.666(c)	01/20/32	1,300	1,299,123
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)	6.760(c)	07/15/34	2,200	2,197,336

Symphony CLO Ltd. (Cayman Islands), Series 2016-18A, Class A1RR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.688(c)	07/23/33	4,250	4,250,070
Telos CLO Ltd. (Cayman Islands), Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)	6.819(c)	01/17/30	382	382,105
TICP CLO Ltd. (Cayman Islands), Series 2017-09A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.726(c)	01/20/31	406	406,462
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)	7.195(c)	01/20/36	10,500	10,535,090
Series 2023-01A, Class A1, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)	7.529(c)	07/15/34	5,500	5,561,931

Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.046(c)	07/20/32	1,250	1,251,342
Voya CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1AR, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 0.000%)	6.800(c)	10/15/30	378	378,201
Series 2016-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.656(c)	01/20/31	621	622,338

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.679%(c)	07/17/31	1,661	$1,663,234
Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.880(c)	04/15/30	80	79,964
				239,231,401
Consumer Loans 0.8%
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A	1.750	09/14/35	2,600	2,408,677
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)	6.090(c)	06/16/36	2,800	2,793,868
Series 2022-02A, Class A, 144A	4.890	10/14/34	2,360	2,339,673
Series 2023-02A, Class A1, 144A	5.840	09/15/36	5,300	5,327,323
				12,869,541
Credit Cards 0.1%
Citibank Credit Card Issuance Trust, Series 2018-A07, Class A7	3.960	10/13/30	2,100	1,991,845
Equipment 0.1%
MMAF Equipment Finance LLC,
Series 2017-B, Class A5, 144A	2.720	06/15/40	328	322,556
Series 2019-A, Class A5, 144A	3.080	11/12/41	508	499,563
Series 2019-B, Class A5, 144A	2.290	11/12/41	1,200	1,124,613
				1,946,732
Home Equity Loans 0.1%
Towd Point HE Trust, Series 2023-01, Class A1A, 144A	6.875	02/25/63	377	376,257
Towd Point Mortgage Trust,
Series 2023-CES02, Class A1A, 144A	7.294(cc)	10/25/63	1,299	1,311,348
Series 2024-CES01, Class A1A, 144A	5.848(cc)	01/25/64	289	286,303
				1,973,908

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Other 0.1%
Home Partners of America Trust, Series 2021-03, Class A, 144A	2.200%	01/17/41	1,103	$950,635
Student Loans 0.3%
Commonbond Student Loan Trust,
Series 2017-BGS, Class A1, 144A	2.680	09/25/42	154	138,571
Series 2018-AGS, Class A1, 144A	3.210	02/25/44	117	107,120
Series 2020-AGS, Class A, 144A	1.980	08/25/50	528	452,332

ELFI Graduate Loan Program LLC, Series 2020-A, Class A, 144A	1.730	08/25/45	882	766,294
Laurel Road Prime Student Loan Trust,
Series 2018-B, Class A2FX, 144A	3.540	05/26/43	4	3,836
Series 2019-A, Class A2FX, 144A	2.730	10/25/48	44	43,093
Navient Private Education Refi Loan Trust,
Series 2018-CA, Class A2, 144A	3.520	06/16/42	16	15,565
Series 2019-CA, Class A2, 144A	3.130	02/15/68	200	192,249
Series 2020-BA, Class A2, 144A	2.120	01/15/69	440	401,334
Series 2020-DA, Class A, 144A	1.690	05/15/69	327	295,868

Pennsylvania Higher Education Assistance Agency, Series 2021-01A, Class A, 144A, 30 Day Average SOFR + 0.644% (Cap N/A, Floor 0.530%)	5.975(c)	05/25/70	1,365	1,354,065
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A	2.840	01/25/41	157	153,406
Series 2019-A, Class A2FX, 144A	3.690	06/15/48	305	294,013
Series 2019-C, Class A2FX, 144A	2.370	11/16/48	385	358,491
SoFi Professional Loan Program Trust,
Series 2018-B, Class A2FX, 144A	3.340	08/25/47	125	121,937
Series 2020-A, Class A2FX, 144A	2.540	05/15/46	710	660,950
Series 2020-C, Class AFX, 144A	1.950	02/15/46	384	346,876
				5,706,000

Total Asset-Backed Securities (cost $362,992,562)				359,723,676
Commercial Mortgage-Backed Securities 14.2%
Arbor Multifamily Mortgage Securities Trust,
Series 2020-MF01, Class A4, 144A	2.495	05/15/53	5,500	4,676,211
Series 2021-MF02, Class A4, 144A	2.252	06/15/54	8,900	7,226,460

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Assurant Commercial Mortgage Trust, Series 2016-01A, Class AS, 144A	3.172%	05/15/49	149	$146,267
BANK,
Series 2019-BN17, Class A3	3.456	04/15/52	4,116	3,749,222
Series 2019-BN20, Class A2	2.758	09/15/62	5,569	4,787,478
Series 2019-BN23, Class A2	2.669	12/15/52	2,200	1,894,840
Series 2020-BN25, Class A4	2.399	01/15/63	3,800	3,232,515
Series 2020-BN26, Class A3	2.155	03/15/63	5,000	4,148,545
Series 2020-BN27, Class A4	1.901	04/15/63	4,700	3,735,536
Series 2020-BN29, Class A3	1.742	11/15/53	2,600	2,027,256
Series 2021-BN32, Class A4	2.349	04/15/54	9,000	7,460,612
Series 2021-BN34, Class A4	2.156	06/15/63	7,000	5,487,948
Series 2021-BN38, Class A4	2.275	12/15/64	5,700	4,543,495
Barclays Commercial Mortgage Securities Trust,
Series 2016-ETC, Class A, 144A	2.937	08/14/36	500	453,427
Series 2018-TALL, Class A, 144A, 1 Month SOFR + 0.919% (Cap N/A, Floor 0.872%)	6.240(c)	03/15/37	6,000	5,700,002
Series 2020-C07, Class A4	1.786	04/15/53	5,700	4,691,368
Series 2021-C10, Class ASB	2.268	07/15/54	5,275	4,636,490
Series 2023-C21, Class A2	6.506(cc)	09/15/56	3,500	3,568,832
Series 2023-C22, Class A2	6.728	11/15/56	5,600	5,772,744
Benchmark Mortgage Trust,
Series 2018-B01, Class A4	3.402	01/15/51	699	667,826
Series 2018-B03, Class A4	3.761	04/10/51	1,150	1,079,627
Series 2019-B10, Class A3	3.455	03/15/62	2,492	2,266,785
Series 2020-B17, Class A4	2.042	03/15/53	1,800	1,453,688
Series 2020-B21, Class A4	1.704	12/17/53	2,600	2,078,492
Series 2020-IG03, Class A2, 144A	2.475	09/15/48	5,059	4,876,640
Series 2021-B24, Class A3	2.010	03/15/54	2,600	2,240,192
Series 2021-B31, Class A4	2.420	12/15/54	6,400	5,133,325
Series 2023-B38, Class A2	5.626	04/15/56	6,000	5,867,415
Series 2023-B39, Class A2	6.794(cc)	07/15/56	7,000	7,091,379
Series 2023-V03, Class A3	6.363(cc)	07/15/56	7,000	7,135,425

BMARK, Series 2023-V04, Class A3	6.841(cc)	11/15/56	7,000	7,267,505
BMO Mortgage Trust,
Series 2023-05C01, Class A3	6.534(cc)	08/15/56	7,200	7,369,633
Series 2023-05C02, Class A3	7.296(cc)	11/15/56	9,000	9,471,294

Cantor Commercial Real Estate Lending, Series 2019-CF03, Class A3	2.752	01/15/53	2,900	2,460,213
CD Mortgage Trust,
Series 2016-CD01, Class A3	2.459	08/10/49	412	381,906

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)
CD Mortgage Trust, (cont’d.)
Series 2019-CD08, Class A3	2.657%	08/15/57	2,700	$2,342,223

CF Mortgage Trust, Series 2020-P01, Class A1, 144A	2.840(cc)	04/15/25	2,816	2,698,112
CFCRE Commercial Mortgage Trust, Series 2016-C07, Class A2	3.585	12/10/54	1,760	1,657,462
Citigroup Commercial Mortgage Trust,
Series 2015-GC27, Class A4	2.878	02/10/48	1,162	1,151,720
Series 2016-C03, Class A3	2.896	11/15/49	832	779,326
Series 2016-P03, Class A3	3.063	04/15/49	7,305	7,032,917
Series 2017-P08, Class A3	3.203	09/15/50	1,700	1,569,915
Series 2019-C07, Class A3	2.860	12/15/72	1,120	970,517
Series 2019-GC41, Class A4	2.620	08/10/56	3,000	2,582,723
Commercial Mortgage Trust,
Series 2015-DC01, Class A5	3.350	02/10/48	1,510	1,480,654
Series 2015-PC01, Class A4	3.620	07/10/50	824	812,212
Series 2016-COR01, Class A3	2.826	10/10/49	792	741,736
CSAIL Commercial Mortgage Trust,
Series 2017-C08, Class A3	3.127	06/15/50	1,084	995,364
Series 2021-C20, Class A2	2.486	03/15/54	5,489	4,542,247
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A4	2.632	08/10/49	461	433,243
Series 2020-C09, Class A4	1.644	08/15/53	5,800	4,703,785

Fannie Mae-Aces, Series 2019-M21, Class 3A1	2.100	06/25/34	1,506	1,411,209
FHLMC Multifamily Structured Pass-Through Certificates, Series KW08, Class A2	3.600	01/25/29	4,500	4,196,924
GS Mortgage Securities Trust,
Series 2015-GC30, Class A3	3.119	05/10/50	942	918,283
Series 2015-GC34, Class A3	3.244	10/10/48	3,918	3,791,059
Series 2021-GSA03, Class A4	2.369	12/15/54	7,000	5,542,156

JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A3A1	2.920	02/15/48	865	845,729
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP05, Class A4	3.457	03/15/50	284	274,150
JPMDB Commercial Mortgage Securities Trust, Series 2017-C05, Class A4	3.414	03/15/50	936	872,543
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2016-JP02, Class A3	2.559	08/15/49	692	654,307
Series 2016-JP03, Class A4	2.627	08/15/49	2,411	2,247,675

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Commercial Mortgage-Backed Securities (Continued)

Ladder Capital Commercial Mortgage Securities Trust, Series 2017-LC26, Class A3, 144A	3.289%	07/12/50	1,188	$1,110,857
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class A3	3.451	07/15/50	3,910	3,821,265
Morgan Stanley Capital I Trust,
Series 2016-BNK02, Class A3	2.791	11/15/49	900	839,486
Series 2016-UB11, Class A3	2.531	08/15/49	1,807	1,685,646
UBS Commercial Mortgage Trust,
Series 2017-C05, Class A4	3.212	11/15/50	1,800	1,673,500
Series 2018-C09, Class A3	3.854	03/15/51	657	611,024
Series 2018-C14, Class A3	4.180	12/15/51	1,069	1,003,911
Series 2019-C18, Class A3	2.782	12/15/52	4,400	3,768,802
Wells Fargo Commercial Mortgage Trust,
Series 2015-NXS04, Class A4	3.718	12/15/48	1,895	1,837,464
Series 2016-BNK01, Class A2	2.399	08/15/49	1,193	1,113,707
Series 2016-C35, Class A3	2.674	07/15/48	1,680	1,586,036
Series 2016-NXS06, Class A3	2.642	11/15/49	1,500	1,418,957
Series 2017-C38, Class A4	3.190	07/15/50	919	858,952
Series 2017-RB01, Class A4	3.374	03/15/50	1,012	936,281
Series 2018-C46, Class A3	3.888	08/15/51	2,000	1,863,192
Series 2019-C49, Class A3	3.749	03/15/52	3,000	2,893,231
Series 2019-C50, Class A4	3.466	05/15/52	2,448	2,242,339
Series 2019-C52, Class A3	2.631	08/15/52	2,000	1,963,378
Series 2020-C57, Class A3	1.864	08/15/53	5,300	4,326,606
Series 2021-C59, Class A3	1.958	04/15/54	5,921	5,132,011

Total Commercial Mortgage-Backed Securities (cost $268,038,881)				240,715,429
Corporate Bonds 32.5%
Aerospace & Defense 0.7%
BAE Systems PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A	3.400	04/15/30	335	298,044
Sr. Unsec’d. Notes, 144A	5.125	03/26/29	2,570	2,523,768
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	1,530	1,427,445
Sr. Unsec’d. Notes	3.550	03/01/38	495	355,644
Sr. Unsec’d. Notes	3.600	05/01/34	1,600	1,268,182
Sr. Unsec’d. Notes	3.625	02/01/31	5,450	4,684,084
Sr. Unsec’d. Notes	3.850	11/01/48	455	299,360
Sr. Unsec’d. Notes	3.900	05/01/49	1,405	931,088

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

HEICO Corp., Gtd. Notes	5.250%	08/01/28	725	$718,095
L3Harris Technologies, Inc., Sr. Unsec’d. Notes	3.832	04/27/25	30	29,477
				12,535,187
Agriculture 0.9%
Altria Group, Inc.,
Gtd. Notes	3.400	05/06/30	630	558,490
Gtd. Notes	3.400	02/04/41	2,010	1,404,546
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	1,910	1,679,036
Gtd. Notes	2.726	03/25/31	2,180	1,801,125
Gtd. Notes	3.557	08/15/27	120	112,501
Gtd. Notes	6.343	08/02/30	710	728,073

BAT International Finance PLC (United Kingdom), Gtd. Notes	5.931	02/02/29	1,295	1,305,705
Philip Morris International, Inc., Sr. Unsec’d. Notes	5.125	02/15/30	7,955	7,819,464
				15,408,940
Airlines 0.1%
American Airlines 2015-1 Class A Pass-Through Trust, Pass-Through Certificates	3.375	11/01/28	60	56,625
Delta Air Lines 2020-1 Class AA Pass-Through Trust, Pass-Through Certificates	2.000	12/10/29	546	487,850
United Airlines 2016-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.875	04/07/30	267	240,440
United Airlines 2019-2 Class AA Pass-Through Trust, Pass-Through Certificates	2.700	11/01/33	375	318,901
				1,103,816
Auto Manufacturers 1.0%
Ford Motor Co., Sr. Unsec’d. Notes	4.750	01/15/43	320	252,417
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	4.000	11/13/30	2,650	2,310,766

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC, (cont’d.)
Sr. Unsec’d. Notes	4.271%	01/09/27	200	$190,595

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43	900	876,299
General Motors Financial Co., Inc.,
Gtd. Notes	3.850	01/05/28	490	459,690
Sr. Unsec’d. Notes	2.700	08/20/27	375	342,103
Sr. Unsec’d. Notes	5.800	06/23/28	2,705	2,708,786
Sr. Unsec’d. Notes	5.950	04/04/34	870	851,302

Hyundai Capital America, Sr. Unsec’d. Notes, 144A	5.300	03/19/27	3,260	3,223,642
Toyota Motor Credit Corp., Sr. Unsec’d. Notes, MTN	4.800	01/05/34	2,220	2,109,611
Volkswagen Group of America Finance LLC (Germany), Gtd. Notes, 144A	5.250	03/22/29	2,840	2,781,944
				16,107,155
Banks 10.2%
Banco Santander SA (Spain), Sr. Non-Preferred Notes	1.849	03/25/26	200	185,649
Bank of America Corp.,
Sr. Unsec’d. Notes	2.687(ff)	04/22/32	12,960	10,685,516
Sr. Unsec’d. Notes	5.288(ff)	04/25/34	1,530	1,473,693
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	1,595	1,498,720
Sr. Unsec’d. Notes, MTN	2.496(ff)	02/13/31	2,705	2,275,110
Sr. Unsec’d. Notes, MTN	3.824(ff)	01/20/28	1,720	1,640,600
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	400	371,568
Sr. Unsec’d. Notes, MTN	4.271(ff)	07/23/29	320	303,520
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	105	97,432
Sub. Notes, MTN	4.000	01/22/25	800	789,241
Sub. Notes, MTN	4.450	03/03/26	1,500	1,469,020

Bank of New York Mellon Corp. (The), Sr. Unsec’d. Notes, MTN	4.975(ff)	03/14/30	3,900	3,817,961
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.650	03/16/25	200	196,258
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	1,780	1,779,544
Sr. Unsec’d. Notes	5.690(ff)	03/12/30	1,230	1,210,684
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	4,370	4,418,521
Sr. Unsec’d. Notes, MTN	4.972(ff)	05/16/29	400	385,358

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A	1.323%(ff)	01/13/27	3,075	$2,850,243
Sr. Non-Preferred Notes, 144A	1.675(ff)	06/30/27	1,425	1,305,516
Sr. Non-Preferred Notes, 144A	1.904(ff)	09/30/28	1,385	1,218,416
Sr. Non-Preferred Notes, 144A	2.219(ff)	06/09/26	395	379,195
Sr. Non-Preferred Notes, 144A, MTN	3.052(ff)	01/13/31	1,080	927,124
Sr. Preferred Notes, 144A	5.176(ff)	01/09/30	465	456,479
BPCE SA (France),
Sr. Non-Preferred Notes, 144A	2.375	01/14/25	2,650	2,583,932
Sr. Preferred Notes, 144A, MTN	3.250	01/11/28	625	574,813

CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	5.673(ff)	03/15/30	1,080	1,060,047
Cassa Depositi e Prestiti SpA (Italy), Sr. Unsec’d. Notes, 144A	5.875	04/30/29	2,000	1,996,986
Citigroup, Inc.,
Sr. Unsec’d. Notes	1.122(ff)	01/28/27	8,090	7,465,423
Sr. Unsec’d. Notes	2.561(ff)	05/01/32	1,415	1,153,305
Sr. Unsec’d. Notes	2.666(ff)	01/29/31	1,400	1,188,572
Sr. Unsec’d. Notes	3.200	10/21/26	290	273,802
Sr. Unsec’d. Notes	3.400	05/01/26	350	335,843
Sr. Unsec’d. Notes	3.520(ff)	10/27/28	180	167,854
Sr. Unsec’d. Notes	3.668(ff)	07/24/28	490	461,432
Sr. Unsec’d. Notes	3.887(ff)	01/10/28	670	640,499
Sub. Notes	4.400	06/10/25	4,000	3,939,556
Sub. Notes	4.450	09/29/27	840	808,110
Sub. Notes	4.600	03/09/26	945	925,174
Sub. Notes	4.750	05/18/46	460	386,098
Sub. Notes	5.827(ff)	02/13/35	220	212,148
Sub. Notes	6.174(ff)	05/25/34	670	665,720

Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	1.907(ff)	06/16/26	1,045	998,662
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.129(ff)	11/24/26	1,530	1,439,434
Sr. Non-Preferred Notes	7.146(ff)	07/13/27	525	535,190

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	1,310	1,324,920
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	3,075	2,841,712
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	3,405	3,085,813
Sr. Unsec’d. Notes	3.272(ff)	09/29/25	1,160	1,147,367

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Goldman Sachs Group, Inc. (The), (cont’d.)
Sr. Unsec’d. Notes	3.500%	01/23/25	75	$73,827
Sr. Unsec’d. Notes	3.500	04/01/25	1,230	1,205,972
Sr. Unsec’d. Notes	3.814(ff)	04/23/29	1,585	1,481,332
Sr. Unsec’d. Notes	3.850	01/26/27	475	455,687
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	125	118,551
Sr. Unsec’d. Notes	6.484(ff)	10/24/29	6,760	6,977,402
Sub. Notes	5.150	05/22/45	335	306,541
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes	5.709(ff)	02/02/35	1,535	1,472,257
Sr. Unsec’d. Notes	6.208(ff)	08/21/29	630	632,632

Intesa Sanpaolo SpA (Italy), Sr. Preferred Notes, Series XR, 144A, MTN	4.000	09/23/29	1,790	1,619,900
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	3,920	3,816,131
Sr. Unsec’d. Notes	0.824(ff)	06/01/25	900	896,089
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	4,160	3,834,847
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	215	198,397
Sr. Unsec’d. Notes(a)	2.580(ff)	04/22/32	2,565	2,110,834
Sr. Unsec’d. Notes	2.739(ff)	10/15/30	7,000	6,067,137
Sr. Unsec’d. Notes	2.947(ff)	02/24/28	215	200,085
Sr. Unsec’d. Notes	3.964(ff)	11/15/48	355	273,211
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	3,585	3,383,268
Sr. Unsec’d. Notes	4.323(ff)	04/26/28	165	159,512
Sub. Notes	2.956(ff)	05/13/31	1,855	1,586,205
Sub. Notes	3.875	09/10/24	375	372,385

KeyCorp, Sr. Unsec’d. Notes	6.401(ff)	03/06/35	805	791,131
Morgan Stanley,
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	5,600	5,160,079
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	1,930	1,917,370
Sr. Unsec’d. Notes(a)	5.466(ff)	01/18/35	505	491,633
Sr. Unsec’d. Notes, GMTN	2.239(ff)	07/21/32	960	762,914
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	760	713,496
Sr. Unsec’d. Notes, GMTN	3.875	01/27/26	470	456,598
Sr. Unsec’d. Notes, GMTN	4.000	07/23/25	455	446,240
Sr. Unsec’d. Notes, GMTN(a)	4.431(ff)	01/23/30	1,200	1,141,400
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	4,245	3,319,948
Sr. Unsec’d. Notes, MTN	2.720(ff)	07/22/25	1,500	1,488,565
Sr. Unsec’d. Notes, MTN	3.591(cc)	07/22/28	310	291,650

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Morgan Stanley, (cont’d.)
Sub. Notes, GMTN	4.350%	09/08/26	3,800	$3,693,418

NatWest Group PLC (United Kingdom), Sr. Unsec’d. Notes	1.642(ff)	06/14/27	1,830	1,675,560
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes	5.582(ff)	06/12/29	2,655	2,643,015
Sr. Unsec’d. Notes	6.875(ff)	10/20/34	765	812,424
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	275	251,864
Sr. Non-Preferred Notes, 144A	1.488(ff)	12/14/26	3,800	3,527,691
Sr. Non-Preferred Notes, 144A, MTN	1.792(ff)	06/09/27	1,020	931,830
Sr. Non-Preferred Notes, 144A, MTN	6.447(ff)	01/12/27	1,350	1,356,181

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	2.348	01/15/25	2,520	2,461,059
Texas Capital Bank NA, Sr. Unsec’d. Notes, 144A, 1 Month LIBOR + 4.500%	9.942(c)	09/30/24	1,702	1,695,028
Truist Bank, Sub. Notes	2.250	03/11/30	2,840	2,301,407
Truist Financial Corp., Sr. Unsec’d. Notes, MTN	5.867(ff)	06/08/34	330	323,878
U.S. Bancorp, Sr. Unsec’d. Notes	5.836(ff)	06/12/34	4,555	4,498,588
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	555	532,160
Sr. Unsec’d. Notes, 144A	2.593(ff)	09/11/25	1,730	1,704,050
Sr. Unsec’d. Notes, 144A	3.126(ff)	08/13/30	1,180	1,034,117
Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	870	810,188
Sr. Unsec’d. Notes, 144A	4.282	01/09/28	350	331,365
Wells Fargo & Co.,
Sr. Unsec’d. Notes	5.389(ff)	04/24/34	1,585	1,528,627
Sr. Unsec’d. Notes	6.491(ff)	10/23/34	1,245	1,296,195
Sr. Unsec’d. Notes, MTN	2.572(ff)	02/11/31	2,740	2,318,368
Sr. Unsec’d. Notes, MTN	5.013(ff)	04/04/51	2,300	2,043,820
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	5,045	5,028,845
				172,970,684

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Beverages 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes	4.700%	02/01/36	180	$167,586
Gtd. Notes	4.900	02/01/46	1,675	1,508,501

Anheuser-Busch InBev Worldwide, Inc. (Belgium), Gtd. Notes	4.350	06/01/40	975	840,344
Constellation Brands, Inc.,
Gtd. Notes	4.650	11/15/28	450	435,063
Sr. Unsec’d. Notes	2.250	08/01/31	1,030	824,246

Diageo Capital PLC (United Kingdom), Gtd. Notes(a)	2.125	04/29/32	1,665	1,321,575
				5,097,315
Biotechnology 0.2%
Amgen, Inc., Sr. Unsec’d. Notes	5.250	03/02/33	3,930	3,845,621
Building Materials 0.2%
Carrier Global Corp., Sr. Unsec’d. Notes	5.900	03/15/34	2,860	2,922,411
Martin Marietta Materials, Inc., Sr. Unsec’d. Notes, Series CB	2.500	03/15/30	885	754,442
				3,676,853
Chemicals 0.1%
LYB International Finance III LLC, Gtd. Notes	4.200	05/01/50	1,070	795,178
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	5.250	01/15/45	248	222,333
Sasol Financing USA LLC (South Africa), Gtd. Notes(a)	6.500	09/27/28	400	379,375
				1,396,886
Commercial Services 0.3%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.500	02/15/45	75	62,992

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)
Experian Finance PLC, Gtd. Notes, 144A	2.750%	03/08/30	1,735	$1,488,956
Georgetown University (The), Sr. Unsec’d. Notes(a)	5.115	04/01/53	670	635,885
Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	575	560,788
Massachusetts Institute of Technology, Unsec’d. Notes	3.885	07/01/2116	700	494,804
President & Fellows of Harvard College, Unsec’d. Notes	3.300	07/15/56	160	111,252
Trustees of Boston College, Unsec’d. Notes	3.129	07/01/52	637	433,001
University of Notre Dame du Lac, Unsec’d. Notes, Series 2017	3.394	02/15/48	365	273,131
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.125	03/15/29	1,185	1,116,648
				5,177,457
Computers 0.2%
Apple, Inc., Sr. Unsec’d. Notes	3.850	08/04/46	525	416,781
Booz Allen Hamilton, Inc., Gtd. Notes	5.950	08/04/33	2,320	2,335,374
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	1,470	1,406,210
				4,158,365
Diversified Financial Services 0.8%
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	7.200	12/12/28	1,155	1,172,635
Cboe Global Markets, Inc., Sr. Unsec’d. Notes	1.625	12/15/30	2,900	2,300,213
Charles Schwab Corp. (The), Sr. Unsec’d. Notes	1.650	03/11/31	2,970	2,326,289
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes	2.625	10/15/31	95	75,353
Sr. Unsec’d. Notes	5.875	07/21/28	2,460	2,449,694

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	2.608%	07/14/31	565	$457,499
Sr. Unsec’d. Notes	6.070	07/12/28	3,905	3,944,631
				12,726,314
Electric 2.8%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, 144A, MTN	2.000	04/29/28	515	451,269
AEP Transmission Co. LLC, Sr. Unsec’d. Notes	4.250	09/15/48	830	652,724
Alabama Power Co., Sr. Unsec’d. Notes	2.800	04/01/25	75	72,958
Alfa Desarrollo SpA (Chile), Sr. Sec’d. Notes, 144A	4.550	09/27/51	655	478,399
Ameren Illinois Co., First Mortgage	3.700	12/01/47	625	456,331
Arizona Public Service Co.,
Sr. Unsec’d. Notes	2.200	12/15/31	2,875	2,275,207
Sr. Unsec’d. Notes	3.350	05/15/50	485	316,169

CenterPoint Energy Houston Electric LLC, General Ref. Mortgage, Series Z	2.400	09/01/26	190	177,772
CenterPoint Energy, Inc., Sr. Unsec’d. Notes	3.700	09/01/49	495	343,554
Cleco Corporate Holdings LLC, Sr. Unsec’d. Notes	3.375	09/15/29	305	260,171
Comision Federal de Electricidad (Mexico), Gtd. Notes, 144A	4.688	05/15/29	1,600	1,470,000
Commonwealth Edison Co.,
First Mortgage	3.700	03/01/45	40	29,685
First Mortgage	4.000	03/01/48	115	87,469
First Mortgage, Series 123	3.750	08/15/47	775	568,100
First Mortgage, Series 130	3.125	03/15/51	95	60,770
Consolidated Edison Co. of New York, Inc.,
Sr. Unsec’d. Notes, Series 2017	3.875	06/15/47	805	603,646
Sr. Unsec’d. Notes, Series C	4.300	12/01/56	40	30,849

Delmarva Power & Light Co., First Mortgage	4.150	05/15/45	60	46,150

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Dominion Energy, Inc., Sr. Unsec’d. Notes, Series D	2.850%	08/15/26	55	$51,769
DTE Electric Co., General Ref. Mortgage, Series A	4.050	05/15/48	370	287,343
DTE Energy Co., Sr. Unsec’d. Notes	2.850	10/01/26	350	328,584
Duke Energy Corp.,
Sr. Unsec’d. Notes	2.650	09/01/26	145	135,889
Sr. Unsec’d. Notes	3.950	08/15/47	185	134,739
Duke Energy Florida LLC,
First Mortgage	3.400	10/01/46	185	127,181
First Mortgage	4.200	07/15/48	205	160,705
Duke Energy Progress LLC,
First Mortgage	2.500	08/15/50	1,860	1,041,539
First Mortgage	3.700	10/15/46	75	54,323
Enel Finance International NV (Italy),
Gtd. Notes, 144A	2.650	09/10/24	655	648,099
Gtd. Notes, 144A	3.500	04/06/28	475	439,490

Entergy Arkansas LLC, First Mortgage	2.650	06/15/51	2,220	1,257,479
Entergy Louisiana LLC, Collateral Trust	4.000	03/15/33	170	151,247
Entergy Texas, Inc., First Mortgage	4.500	03/30/39	1,000	860,554
Evergy, Inc., Sr. Unsec’d. Notes	2.450	09/15/24	2,135	2,106,983
Eversource Energy, Sr. Unsec’d. Notes, Series M	3.300	01/15/28	335	307,977
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A(a)	3.600	06/01/29	1,435	1,309,470
Sr. Unsec’d. Notes, 144A	5.200	04/01/28	865	854,219

Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26	217	204,103
Georgia Power Co., Sr. Unsec’d. Notes, Series B	2.650	09/15/29	1,005	878,193
IPALCO Enterprises, Inc., Sr. Sec’d. Notes	4.250	05/01/30	240	220,094
Israel Electric Corp. Ltd. (Israel),
Sr. Sec’d. Notes, 144A, GMTN	4.250	08/14/28	235	212,087
Sr. Sec’d. Notes, Series 6, 144A	5.000	11/12/24	1,360	1,344,275

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
MidAmerican Energy Co.,
First Mortgage	3.950%	08/01/47	225	$171,223
First Mortgage	4.250	07/15/49	350	281,074

Narragansett Electric Co. (The), Sr. Unsec’d. Notes, 144A	3.395	04/09/30	915	817,198
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900	02/28/28	3,870	3,785,670
Gtd. Notes	5.749	09/01/25	2,275	2,276,849
Gtd. Notes	6.051	03/01/25	785	786,498
NRG Energy, Inc.,
Sr. Sec’d. Notes, 144A	2.000	12/02/25	280	262,040
Sr. Sec’d. Notes, 144A	2.450	12/02/27	1,215	1,083,157

Ohio Power Co., Sr. Unsec’d. Notes	4.150	04/01/48	250	189,305
Oncor Electric Delivery Co. LLC, Sr. Sec’d. Notes	2.950	04/01/25	60	58,624
Pacific Gas & Electric Co., First Mortgage	4.950	07/01/50	1,460	1,188,280
PacifiCorp, First Mortgage	2.700	09/15/30	890	751,808
PECO Energy Co.,
First Mortgage	3.000	09/15/49	180	114,369
First Mortgage	3.050	03/15/51	1,540	981,606
First Ref. Mortgage	4.800	10/15/43	120	105,251

PPL Electric Utilities Corp., First Mortgage	3.000	10/01/49	235	152,054
Public Service Co. of Colorado,
First Mortgage	4.100	06/15/48	235	176,280
First Mortgage, Series 34	3.200	03/01/50	720	461,872
Public Service Electric & Gas Co.,
First Mortgage, MTN	2.250	09/15/26	370	344,781
First Mortgage, MTN	2.700	05/01/50	390	236,587
First Mortgage, MTN	3.200	05/15/29	1,265	1,145,256
First Mortgage, MTN	3.600	12/01/47	95	68,447
First Mortgage, MTN	3.700	05/01/28	590	556,774
Sec’d. Notes, MTN	4.650	03/15/33	2,105	1,984,636

Public Service Enterprise Group, Inc., Sr. Unsec’d. Notes	1.600	08/15/30	1,155	910,632
San Diego Gas & Electric Co., First Mortgage	4.150	05/15/48	420	330,209

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)

Southern California Edison Co., First Mortgage	3.650%	02/01/50	290	$201,581
Southwestern Electric Power Co., Sr. Unsec’d. Notes, Series K	2.750	10/01/26	675	629,260
Southwestern Public Service Co., First Mortgage	3.700	08/15/47	355	242,953
SP PowerAssets Ltd. (Singapore), Sr. Unsec’d. Notes, 144A, MTN	3.000	09/26/27	465	432,682
State Grid Overseas Investment BVI Ltd. (China), Gtd. Notes, 144A, MTN	3.500	05/04/27	600	571,596
Tucson Electric Power Co., Sr. Unsec’d. Notes	4.000	06/15/50	1,315	966,437
Union Electric Co., Sr. Sec’d. Notes	3.650	04/15/45	50	36,468
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A	3.500	03/15/27	185	175,625
Sr. Unsec’d. Notes, Series A	3.800	04/01/28	290	273,532

Vistra Operations Co. LLC, Sr. Sec’d. Notes, 144A	3.550	07/15/24	1,515	1,506,456
Wisconsin Power & Light Co., Sr. Unsec’d. Notes	3.050	10/15/27	535	495,608
Xcel Energy, Inc., Sr. Unsec’d. Notes	3.350	12/01/26	510	482,511
				46,732,754
Engineering & Construction 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	1,018	947,694
Sr. Sec’d. Notes, 144A	4.250	10/31/26	1,082	1,039,396
Sr. Sec’d. Notes, 144A	5.500	07/31/47	1,800	1,474,313
				3,461,403
Entertainment 0.1%
Warnermedia Holdings, Inc.,
Gtd. Notes	5.050	03/15/42	1,570	1,258,669
Gtd. Notes	5.141	03/15/52	925	708,119
				1,966,788

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Foods 0.2%
Ahold Finance USA LLC (Netherlands), Gtd. Notes	6.875%	05/01/29	280	$296,602
Campbell Soup Co., Sr. Unsec’d. Notes(a)	2.375	04/24/30	2,175	1,828,883
Cencosud SA (Chile), Gtd. Notes, 144A	4.375	07/17/27	1,320	1,257,300
Kraft Heinz Foods Co., Gtd. Notes	4.375	06/01/46	1,005	805,803
Kroger Co. (The), Sr. Unsec’d. Notes	3.875	10/15/46	65	47,438
				4,236,026
Forest Products & Paper 0.1%
Celulosa Arauco y Constitucion SA (Chile),
Sr. Unsec’d. Notes	3.875	11/02/27	651	606,651
Sr. Unsec’d. Notes	4.500	08/01/24	214	212,348

Georgia-Pacific LLC, Sr. Unsec’d. Notes, 144A	3.600	03/01/25	220	216,337
				1,035,336
Gas 0.1%
Atmos Energy Corp., Sr. Unsec’d. Notes	3.375	09/15/49	1,200	819,289
CenterPoint Energy Resources Corp., Sr. Unsec’d. Notes	4.100	09/01/47	305	233,623
NiSource, Inc., Sr. Unsec’d. Notes	1.700	02/15/31	785	612,291
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	440	400,233
				2,065,436
Healthcare-Products 0.0%
Medtronic, Inc., Gtd. Notes	4.375	03/15/35	235	215,990

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services 1.3%
Aetna, Inc.,
Sr. Unsec’d. Notes	3.500%	11/15/24	100	$98,764
Sr. Unsec’d. Notes	4.500	05/15/42	1,000	822,599
Sr. Unsec’d. Notes	6.750	12/15/37	170	180,953

AHS Hospital Corp., Unsec’d. Notes	5.024	07/01/45	200	185,294
Ascension Health, Sr. Unsec’d. Notes, Series B	3.106	11/15/39	265	197,937
CommonSpirit Health, Sr. Sec’d. Notes	5.318	12/01/34	4,510	4,349,282
Kaiser Foundation Hospitals, Unsec’d. Notes, Series 2021	2.810	06/01/41	2,410	1,690,934
Laboratory Corp. of America Holdings, Sr. Unsec’d. Notes	2.950	12/01/29	595	521,943
Memorial Sloan-Kettering Cancer Center, Sr. Unsec’d. Notes, Series 2015	4.200	07/01/55	75	60,434
Mount Sinai Hospital, Sec’d. Notes, Series 2019	3.737	07/01/49	1,795	1,290,120
MyMichigan Health, Sec’d. Notes, Series 2020	3.409	06/01/50	740	510,293
OhioHealth Corp., Unsec’d. Notes, Series 2020	3.042	11/15/50	795	546,119
Piedmont Healthcare, Inc., Sec’d. Notes, Series 2032	2.044	01/01/32	2,670	2,106,326
Providence St. Joseph Health Obligated Group,
Unsec’d. Notes, Series 19A	2.532	10/01/29	420	362,752
Unsec’d. Notes, Series H	2.746	10/01/26	40	37,232
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes	2.950	06/30/30	1,910	1,653,960
Sr. Unsec’d. Notes	3.500	03/30/25	190	186,154

RWJ Barnabas Health, Inc., Sr. Unsec’d. Notes	3.949	07/01/46	175	137,999
Stanford Health Care, Unsec’d. Notes, Series 2018	3.795	11/15/48	450	345,055
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	3.050	05/15/41	1,150	828,319
Sr. Unsec’d. Notes	3.750	07/15/25	90	88,260
Sr. Unsec’d. Notes	4.750	05/15/52	1,900	1,650,581

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
UnitedHealth Group, Inc., (cont’d.)
Sr. Unsec’d. Notes(h)	5.050%	04/15/53	2,140	$1,943,922
Sr. Unsec’d. Notes(h)	5.500	04/15/64	2,360	2,239,391
				22,034,623
Insurance 0.7%
Arch Capital Finance LLC, Gtd. Notes	5.031	12/15/46	95	83,273
Arch Capital Group US, Inc., Gtd. Notes	5.144	11/01/43	100	90,163
Berkshire Hathaway Finance Corp., Gtd. Notes	2.850	10/15/50	1,175	739,940
CNA Financial Corp., Sr. Unsec’d. Notes	3.950	05/15/24	1,170	1,169,167
Fairfax Financial Holdings Ltd. (Canada), Sr. Unsec’d. Notes, 144A	6.000	12/07/33	5,900	5,845,391
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A	3.950	05/15/60	185	124,701
Gtd. Notes, 144A	3.951	10/15/50	450	319,989

Lincoln National Corp., Sr. Unsec’d. Notes	6.300	10/09/37	115	113,264
Markel Group, Inc.,
Sr. Unsec’d. Notes	3.350	09/17/29	1,625	1,449,044
Sr. Unsec’d. Notes	5.000	04/05/46	217	187,324
Principal Financial Group, Inc.,
Gtd. Notes	3.100	11/15/26	105	99,069
Gtd. Notes	4.300	11/15/46	140	111,657
Gtd. Notes	4.350	05/15/43	20	16,617
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A	3.300	05/15/50	930	616,601
Sub. Notes, 144A	4.900	09/15/44	120	104,084

W.R. Berkley Corp., Sr. Unsec’d. Notes	4.000	05/12/50	545	399,303
				11,469,587
Iron/Steel 0.3%
Steel Dynamics, Inc., Sr. Unsec’d. Notes	3.450	04/15/30	5,710	5,115,421

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Lodging 0.2%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750%	01/30/27	730	$733,789
Las Vegas Sands Corp., Sr. Unsec’d. Notes(a)	3.500	08/18/26	1,230	1,160,456
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.900	04/15/29	510	496,472
Sr. Unsec’d. Notes, Series R	3.125	06/15/26	250	238,167
				2,628,884
Machinery-Diversified 0.1%
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.700	08/14/33	1,860	1,847,502
Media 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.300	02/01/32	445	332,180
Sr. Sec’d. Notes	2.800	04/01/31	2,755	2,190,679
Sr. Sec’d. Notes	3.700	04/01/51	360	210,209
Sr. Sec’d. Notes	3.900	06/01/52	370	222,922
Sr. Sec’d. Notes	5.050	03/30/29	2,160	2,038,844
Sr. Sec’d. Notes	5.375	05/01/47	530	405,877
Sr. Sec’d. Notes	6.384	10/23/35	2,480	2,341,536
Sr. Sec’d. Notes	6.484	10/23/45	400	353,925

Comcast Corp., Gtd. Notes	4.250	10/15/30	275	258,200
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A	2.600	06/15/31	3,535	2,861,150
Sr. Unsec’d. Notes, 144A	3.150	08/15/24	276	273,692
Sr. Unsec’d. Notes, 144A	3.500	08/15/27	2,000	1,877,721

Discovery Communications LLC, Gtd. Notes	5.200	09/20/47	1,000	782,497
Time Warner Cable LLC, Sr. Sec’d. Notes	5.500	09/01/41	150	119,176
				14,268,608

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 0.5%
Barrick North America Finance LLC (Canada), Gtd. Notes	5.750%	05/01/43	190	$186,366
BHP Billiton Finance USA Ltd. (Australia), Gtd. Notes	5.250	09/08/33	4,245	4,165,191
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763	04/14/27	225	217,307
Newmont Corp.,
Gtd. Notes	2.250	10/01/30	845	701,270
Gtd. Notes	2.800	10/01/29	1,270	1,113,910

Yamana Gold, Inc. (Canada), Gtd. Notes	2.630	08/15/31	3,120	2,527,836
				8,911,880
Miscellaneous Manufacturing 0.2%
Teledyne Technologies, Inc., Gtd. Notes	2.750	04/01/31	3,510	2,922,772
Multi-National 0.1%
Corp. Andina de Fomento (Supranational Bank), Sr. Unsec’d. Notes	5.000	01/24/29	1,660	1,620,907
Office/Business Equipment 0.2%
CDW LLC/CDW Finance Corp., Gtd. Notes	2.670	12/01/26	3,145	2,913,398
Oil & Gas 1.4%
Aker BP ASA (Norway),
Gtd. Notes, 144A	3.100	07/15/31	770	638,890
Sr. Unsec’d. Notes, 144A	2.000	07/15/26	2,435	2,244,589

BP Capital Markets PLC, Gtd. Notes	4.375(ff)	06/22/25(oo)	501	487,388
Canadian Natural Resources Ltd. (Canada), Sr. Unsec’d. Notes	6.250	03/15/38	175	175,610
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes(a)	3.750	02/15/52	1,685	1,170,040
Sr. Unsec’d. Notes	5.400	06/15/47	229	204,091
Sr. Unsec’d. Notes	6.750	11/15/39	45	47,270

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Continental Resources, Inc.,
Gtd. Notes	3.800%	06/01/24	2,300	$2,293,938
Gtd. Notes, 144A	2.268	11/15/26	330	302,780

Diamondback Energy, Inc., Gtd. Notes	5.400	04/18/34	555	539,842
Ecopetrol SA (Colombia), Sr. Unsec’d. Notes	8.625	01/19/29	2,105	2,190,516
Equinor ASA (Norway), Gtd. Notes	2.375	05/22/30	1,110	949,488
Korea National Oil Corp. (South Korea),
Sr. Unsec’d. Notes, 144A	4.750	04/03/26	510	501,534
Sr. Unsec’d. Notes, 144A	4.875	04/03/28	530	518,462

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	380	357,924
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	7.500	05/01/31	100	108,839
Sr. Unsec’d. Notes	7.875	09/15/31	250	277,372
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.950	01/28/31	398	314,519
Gtd. Notes	6.490	01/23/27	1,048	983,946
Gtd. Notes	6.500	03/13/27	1,020	956,811
Gtd. Notes, MTN	6.875	08/04/26	870	844,770
Phillips 66 Co.,
Gtd. Notes	3.150	12/15/29	5,000	4,437,281
Gtd. Notes	3.550	10/01/26	310	296,605
QatarEnergy (Qatar),
Sr. Unsec’d. Notes, 144A	1.375	09/12/26	500	455,469
Sr. Unsec’d. Notes, 144A	2.250	07/12/31	1,090	886,987

Santos Finance Ltd. (Australia), Gtd. Notes, 144A	6.875	09/19/33	1,010	1,034,497
				23,219,458
Oil & Gas Services 0.0%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	3.900	05/17/28	487	460,927
Packaging & Containers 0.5%
Berry Global, Inc., Sr. Sec’d. Notes	1.570	01/15/26	4,740	4,413,928

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Graphic Packaging International LLC, Sr. Sec’d. Notes, 144A	1.512%	04/15/26	3,070	$2,814,629
WRKCo, Inc., Gtd. Notes	4.650	03/15/26	560	549,415
				7,777,972
Pharmaceuticals 1.6%
AbbVie, Inc.,
Sr. Unsec’d. Notes	3.800	03/15/25	105	103,416
Sr. Unsec’d. Notes	4.050	11/21/39	285	241,495
Sr. Unsec’d. Notes	4.250	11/21/49	220	179,662
Sr. Unsec’d. Notes	4.550	03/15/35	360	333,993
Sr. Unsec’d. Notes	4.700	05/14/45	1,170	1,034,972
Sr. Unsec’d. Notes	4.750	03/15/45	1,008	898,308

Cencora, Inc., Sr. Unsec’d. Notes	3.250	03/01/25	55	53,913
Cigna Group (The),
Gtd. Notes	3.400	03/01/27	325	307,823
Gtd. Notes	4.375	10/15/28	1,950	1,864,574
Gtd. Notes	4.500	02/25/26	457	449,277
Sr. Unsec’d. Notes	2.400	03/15/30	5,340	4,502,388
CVS Health Corp.,
Sr. Unsec’d. Notes	2.700	08/21/40	385	251,402
Sr. Unsec’d. Notes	5.125	02/21/30	3,190	3,120,584
Sr. Unsec’d. Notes	5.125	07/20/45	465	403,250
Sr. Unsec’d. Notes	5.875	06/01/53	125	119,198

Eli Lilly & Co., Sr. Unsec’d. Notes	5.000	02/09/54	1,455	1,354,653
Johnson & Johnson, Sr. Unsec’d. Notes	3.625	03/03/37	3,205	2,714,091
McKesson Corp., Sr. Unsec’d. Notes(a)	5.100	07/15/33	2,525	2,459,511
Mylan, Inc.,
Gtd. Notes	5.200	04/15/48	1,250	984,657
Gtd. Notes	5.400	11/29/43	860	724,259

Shire Acquisitions Investments Ireland DAC, Gtd. Notes	3.200	09/23/26	1,220	1,158,876
Utah Acquisition Sub, Inc.,
Gtd. Notes	3.950	06/15/26	3,130	3,002,527

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pharmaceuticals (cont’d.)
Utah Acquisition Sub, Inc., (cont’d.)
Gtd. Notes	5.250%	06/15/46	105	$83,825

Viatris, Inc., Gtd. Notes	3.850	06/22/40	920	649,781
				26,996,435
Pipelines 1.7%
Boardwalk Pipelines LP, Gtd. Notes	3.400	02/15/31	1,300	1,117,498
Colonial Enterprises, Inc., Gtd. Notes, 144A	3.250	05/15/30	1,730	1,520,255
Colorado Interstate Gas Co. LLC/Colorado Interstate Issuing Corp., Gtd. Notes, 144A	4.150	08/15/26	555	534,397
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	935	937,706
EIG Pearl Holdings Sarl (Saudi Arabia), Sr. Sec’d. Notes, 144A	3.545	08/31/36	1,674	1,390,989
Energy Transfer LP,
Sr. Unsec’d. Notes	4.950	06/15/28	430	418,895
Sr. Unsec’d. Notes	5.000	05/15/50	565	468,895
Sr. Unsec’d. Notes	5.400	10/01/47	1,800	1,577,851
Sr. Unsec’d. Notes	6.250	04/15/49	910	887,947
Sr. Unsec’d. Notes	6.400	12/01/30	520	535,852
Sr. Unsec’d. Notes	6.550	12/01/33	2,285	2,379,091
Enterprise Products Operating LLC,
Gtd. Notes	3.700	01/31/51	445	320,374
Gtd. Notes	3.950	01/31/60	525	377,043
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, 144A	6.129	02/23/38	560	550,900
Sr. Sec’d. Notes, 144A	6.510	02/23/42	725	726,813
MPLX LP,
Sr. Unsec’d. Notes	2.650	08/15/30	2,720	2,294,088
Sr. Unsec’d. Notes	4.000	02/15/25	130	128,003
Sr. Unsec’d. Notes	4.500	04/15/38	270	230,772
Sr. Unsec’d. Notes	4.875	06/01/25	200	198,076
Sr. Unsec’d. Notes	5.200	03/01/47	5	4,371
Sr. Unsec’d. Notes	5.500	02/15/49	210	190,506

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)

ONEOK Partners LP, Gtd. Notes	6.125%	02/01/41	300	$294,306
ONEOK, Inc.,
Gtd. Notes	3.100	03/15/30	2,415	2,106,442
Gtd. Notes	4.200	03/15/45	275	200,793
Gtd. Notes	4.500	03/15/50	195	150,468
Gtd. Notes(a)	6.050	09/01/33	2,510	2,539,870
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes	3.550	12/15/29	350	314,891
Sr. Unsec’d. Notes	4.650	10/15/25	1,000	983,345

Spectra Energy Partners LP, Gtd. Notes	3.375	10/15/26	140	132,860
Targa Resources Corp.,
Gtd. Notes	6.125	03/15/33	1,240	1,256,527
Gtd. Notes	6.250	07/01/52	1,305	1,282,627
Gtd. Notes	6.500	03/30/34	1,095	1,141,472

Texas Eastern Transmission LP, Sr. Unsec’d. Notes, 144A	3.500	01/15/28	300	277,777
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes	3.950	05/15/50	625	460,932
Sr. Unsec’d. Notes	4.600	03/15/48	500	414,463

Western Midstream Operating LP, Sr. Unsec’d. Notes	5.300	03/01/48	320	266,636
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.000	09/15/25	350	342,082
Sr. Unsec’d. Notes	5.150	03/15/34	90	86,028
Sr. Unsec’d. Notes	5.400	03/04/44	400	365,263
				29,407,104
Real Estate 0.2%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada), Sr. Unsec’d. Notes, 144A	4.125	02/01/29	4,190	3,872,863
Real Estate Investment Trusts (REITs) 1.2%
Alexandria Real Estate Equities, Inc.,
Gtd. Notes	2.000	05/18/32	1,645	1,253,767
Gtd. Notes	4.750	04/15/35	425	386,616

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes	4.050%	07/01/30	3,665	$3,320,773
Sr. Unsec’d. Notes	5.500	02/15/34	895	852,707

COPT Defense Properties LP, Gtd. Notes	2.900	12/01/33	1,400	1,066,805
CubeSmart LP, Gtd. Notes	2.250	12/15/28	3,360	2,904,191
Healthpeak OP LLC, Gtd. Notes	2.875	01/15/31	630	528,594
Prologis LP, Sr. Unsec’d. Notes(a)	1.250	10/15/30	2,765	2,153,215
Realty Income Corp.,
Sr. Unsec’d. Notes	1.800	03/15/33	325	237,967
Sr. Unsec’d. Notes	3.250	01/15/31	985	855,857
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	4,585	3,946,700
Gtd. Notes	5.500	01/15/29	2,785	2,737,878

Welltower OP LLC, Gtd. Notes	2.700	02/15/27	775	719,818
				20,964,888
Retail 0.3%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	940	883,964
Gtd. Notes, 144A	5.267	02/12/34	1,520	1,465,749

AutoZone, Inc., Sr. Unsec’d. Notes	1.650	01/15/31	620	486,820
Falabella SA (Chile), Sr. Unsec’d. Notes, 144A	4.375	01/27/25	1,700	1,666,357
				4,502,890
Semiconductors 0.3%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A	3.137	11/15/35	287	222,957
Sr. Unsec’d. Notes, 144A	3.187	11/15/36	1,000	767,028
Sr. Unsec’d. Notes, 144A	3.419	04/15/33	4,847	4,070,916
				5,060,901

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Software 0.3%
Microsoft Corp.,
Sr. Unsec’d. Notes	2.525%	06/01/50	191	$116,848
Sr. Unsec’d. Notes	3.041	03/17/62	335	213,781

Oracle Corp., Sr. Unsec’d. Notes	4.300	07/08/34	2,408	2,138,862
Workday, Inc., Sr. Unsec’d. Notes(a)	3.800	04/01/32	2,435	2,150,561
				4,620,052
Telecommunications 1.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	2.550	12/01/33	58	44,781
Sr. Unsec’d. Notes	3.500	09/15/53	1,734	1,141,783
Sr. Unsec’d. Notes	3.650	09/15/59	1,717	1,114,040
Sr. Unsec’d. Notes	3.800	12/01/57	1,128	762,360
Sr. Unsec’d. Notes	4.500	05/15/35	205	184,007
Sr. Unsec’d. Notes	5.400	02/15/34	2,020	1,975,807

Motorola Solutions, Inc., Sr. Unsec’d. Notes	5.400	04/15/34	4,540	4,413,230
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	5.750	10/06/28	1,690	1,712,106
Rogers Communications, Inc. (Canada), Gtd. Notes(a)	5.300	02/15/34	3,365	3,214,912
T-Mobile USA, Inc.,
Gtd. Notes	2.550	02/15/31	1,635	1,356,887
Gtd. Notes	3.000	02/15/41	640	447,629
Gtd. Notes	3.750	04/15/27	970	924,035
Gtd. Notes	3.875	04/15/30	4,780	4,374,288
Gtd. Notes	4.375	04/15/40	380	323,535
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	170	134,917
Sr. Unsec’d. Notes	2.355	03/15/32	8,190	6,529,822
Sr. Unsec’d. Notes	2.550	03/21/31	2,729	2,265,117
				30,919,256

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation 0.1%
Burlington Northern Santa Fe LLC, Sr. Unsec’d. Notes	3.050%	02/15/51	910	$588,836
Canadian Pacific Railway Co. (Canada), Gtd. Notes	3.500	05/01/50	1,585	1,108,008
				1,696,844
Trucking & Leasing 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	5.750	05/24/26	2,930	2,929,785
Water 0.0%
American Water Capital Corp., Sr. Unsec’d. Notes	4.000	12/01/46	145	112,803

Total Corporate Bonds (cost $610,015,667)				550,194,086
Municipal Bonds 0.4%
Alabama 0.0%
Alabama Economic Settlement Authority, Taxable, Revenue Bonds, Series B	4.263	09/15/32	40	37,657
California 0.0%
City of Los Angeles Department of Airports, Taxable, Revenue Bonds, BABs	6.582	05/15/39	270	283,118
University of California,
Taxable, Revenue Bonds, Series AP	3.931	05/15/45	30	26,457
Taxable, Revenue Bonds, Series J	4.131	05/15/45	30	26,080
				335,655
New Jersey 0.0%
New Jersey Turnpike Authority, Taxable, Revenue Bonds, BABs, Series A	7.102	01/01/41	250	283,772
New York 0.2%
Port Authority of New York & New Jersey, Revenue Bonds	5.072	07/15/53	2,525	2,401,581

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Municipal Bonds (Continued)
Pennsylvania 0.1%
Pennsylvania State University (The), Taxable, Revenue Bonds, Series D	2.840%	09/01/50	745	$489,186
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs	6.105	12/01/39	70	72,528
Revenue Bonds, BABs, Series B	5.511	12/01/45	150	146,674
				708,388
Texas 0.1%
City of San Antonio Electric & Gas Systems Revenue, Revenue Bonds, BABs	5.985	02/01/39	775	802,330
Grand Parkway Transportation Corp., Taxable, Revenue Bonds, Series E	5.184	10/01/42	775	759,346
Permanent University Fund - University of Texas System, Taxable, Revenue Bonds, Series A	3.376	07/01/47	555	408,426
Texas Private Activity Bond Surface Transportation Corp., Taxable, Revenue Bonds, Series B	3.922	12/31/49	340	267,141
				2,237,243
Virginia 0.0%
University of Virginia, Taxable, Revenue Bonds, Series C	4.179	09/01/2117	130	96,317

Total Municipal Bonds (cost $7,277,507)				6,100,613
Residential Mortgage-Backed Securities 2.6%
Alternative Loan Trust, Series 2003-J03, Class 2A1	6.250	12/25/33	1	1,433
BCAP LLC Trust, Series 2011-RR04, Class 7A1, 144A	5.250	04/26/37	106	58,062
Bellemeade Re Ltd.,
Series 2021-03A, Class A2, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.330(c)	09/25/31	2,200	2,199,991
Series 2021-03A, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 1.000%)	6.330(c)	09/25/31	167	167,365
Series 2022-01, Class M1A, 144A, 30 Day Average SOFR + 1.750% (Cap N/A, Floor 1.750%)	7.080(c)	01/26/32	1,416	1,417,036

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

BRAVO Residential Funding Trust, Series 2023-RPL01, Class A1, 144A	5.000%(cc)	05/25/63	3,504	$3,411,742
Chase Home Lending Mortgage Trust, Series 2023-RPL01, Class A1, 144A	3.500(cc)	06/25/62	1,788	1,572,010
Connecticut Avenue Securities Trust,
Series 2022-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.900% (Cap N/A, Floor 0.000%)	7.230(c)	12/25/41	2,120	2,140,689
Series 2023-R08, Class 1M1, 144A, 30 Day Average SOFR + 1.500% (Cap N/A, Floor 0.000%)	6.830(c)	10/25/43	1,369	1,373,975

Credit Suisse First Boston Mortgage Securities Corp., Series 2003-08, Class 5A1	6.500	04/25/33	1	700
Credit Suisse Mortgage Trust,
Series 2020-RPL06, Class A1, 144A	3.415(cc)	03/25/59	853	843,175
Series 2022-RPL04, Class A1, 144A	3.904(cc)	04/25/62	1,105	1,007,800
Fannie Mae REMIC,
Series 2014-11, Class VB	4.500	04/25/42	500	478,043
Series 2020-24, Class SP, IO, 30 Day Average SOFR x (1) + 5.936% (Cap 6.050%, Floor 0.000%)	0.606(c)	04/25/50	1,178	103,437
Series 2023-54, Class PO, PO	1.847(s)	11/25/53	3,928	2,883,723
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2021-DNA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)	7.430(c)	10/25/33	2,885	2,947,218
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)	6.980(c)	01/25/34	176	177,143
Series 2021-HQA03, Class M1, 144A, 30 Day Average SOFR + 0.850% (Cap N/A, Floor 0.000%)	6.180(c)	09/25/41	4,807	4,779,872
Series 2022-DNA01, Class M1A, 144A, 30 Day Average SOFR + 1.000% (Cap N/A, Floor 0.000%)	6.330(c)	01/25/42	1,416	1,416,232

FHLMC Structured Pass-Through Certificates, Series T-59, Class 1A2	7.000	10/25/43	59	58,235
Freddie Mac REMIC,
Series 4249, Class GW	3.500	10/15/41	740	668,783
Series 5019, Class IP, IO	3.000	10/25/50	826	138,927
Series 5021, Class SB, IO, 30 Day Average SOFR x (1) + 3.550% (Cap 3.550%, Floor 0.000%)	0.000(c)	10/25/50	3,597	69,438
Series 5222, Class SA, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	05/25/52	452	4,667
Government National Mortgage Assoc.,
Series 2013-99, Class AX	3.000	07/20/43	549	486,184
Series 2014-58, Class PS, IO, 1 Month SOFR x (1) + 5.986% (Cap 6.100%, Floor 0.000%)	0.670(c)	09/20/43	3,879	101,902
Series 2016-46, Class JE	2.500	11/20/45	133	117,451

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Government National Mortgage Assoc., (cont’d.)
Series 2018-121, Class KS, IO, 1 Month SOFR x (1) + 3.746% (Cap 3.860%, Floor 0.000%)	0.000%(c)	09/20/48	1,707	$21,823
Series 2018-148, Class DS, IO, 1 Month SOFR x (1) + 3.726% (Cap 3.840%, Floor 0.000%)	0.000(c)	10/20/48	2,182	29,820
Series 2018-151, Class SL, IO, 1 Month SOFR x (1) + 3.686% (Cap 3.800%, Floor 0.000%)	0.000(c)	11/20/48	1,960	31,197
Series 2018-155, Class PS, IO, 1 Month SOFR x (1) + 3.186% (Cap 2.000%, Floor 0.000%)	0.000(c)	11/20/48	3,881	31,949
Series 2019-092, Class S, IO, 1 Month SOFR x (1) + 2.696% (Cap 2.810%, Floor 0.000%)	0.000(c)	07/20/49	6,837	48,709
Series 2019-097, Class MS, IO, 1 Month SOFR x (1) + 2.966% (Cap 3.080%, Floor 0.000%)	0.000(c)	08/20/49	4,021	34,261
Series 2019-099, Class SA, IO, 1 Month SOFR x (1) + 3.236% (Cap 3.350%, Floor 0.000%)	0.000(c)	08/20/49	3,408	36,768
Series 2019-23, Class SW, IO, 1 Month SOFR x (1) + 6.086% (Cap 6.200%, Floor 0.000%)	0.766(c)	07/16/43	4,942	226,294
Series 2021-165, Class ST, IO, 1 Month SOFR x (1) + 3.246% (Cap 0.020%, Floor 0.000%)	0.000(c)	01/20/50	699	117
Series 2022-051, Class SC, IO, 30 Day Average SOFR x (1) + 3.500% (Cap 3.500%, Floor 0.000%)	0.000(c)	03/20/52	5,365	74,949
Series 2022-066, Class SB, IO, 30 Day Average SOFR x (1) + 3.850% (Cap 3.850%, Floor 0.000%)	0.000(c)	04/20/52	126	1,723
Series 2022-078, Class MS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	04/20/52	4,687	63,180
Series 2022-078, Class SB, IO, 30 Day Average SOFR x (1) + 3.750% (Cap 3.750%, Floor 0.000%)	0.000(c)	04/20/52	3,110	45,568
Series 2022-112, Class CM	3.000	06/20/52	2,851	1,973,894
Series 2022-126, Class CS, IO, 30 Day Average SOFR x (1) + 3.760% (Cap 3.760%, Floor 0.000%)	0.000(c)	07/20/52	6,564	70,919
Series 2022-148, Class DS, IO, 30 Day Average SOFR x (1) + 3.600% (Cap 3.600%, Floor 0.000%)	0.000(c)	08/20/52	2,467	27,515

Home Re Ltd., Series 2019-01, Class M1, 144A, 30 Day Average SOFR + 1.764% (Cap N/A, Floor 0.000%)	7.095(c)	05/25/29	61	60,703
Legacy Mortgage Asset Trust,
Series 2019-PR01, Class A1, 144A	7.858	09/25/59	1,394	1,392,617
Series 2020-GS01, Class A1, 144A	6.882	10/25/59	616	616,158
Series 2021-GS01, Class A1, 144A	4.892	10/25/66	268	260,039

MFA Trust, Series 2021-RPL01, Class A1, 144A	1.131(cc)	07/25/60	2,159	1,879,083

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)

Mill City Mortgage Loan Trust, Series 2018-01, Class A1, 144A	3.250%(cc)	05/25/62	96	$93,963
New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month SOFR + 0.864% (Cap N/A, Floor 0.750%)	6.181(c)	01/25/48	50	48,598
Oaktown Re VII Ltd., Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)	6.930(c)	04/25/34	1,831	1,831,888
OBX Trust, Series 2018-01, Class A2, 144A, 1 Month SOFR + 0.764% (Cap N/A, Floor 0.000%)	6.081(c)	06/25/57	118	113,195
RCKT Mortgage Trust, Series 2024-CES03, Class A1A, 144A	6.591(cc)	05/25/44	1,000	997,612
Sequoia Mortgage Trust, Series 10, Class 2A1, 1 Month SOFR + 0.874% (Cap 11.750%, Floor 0.760%)	6.190(c)	10/20/27	10	9,490
Structured Asset Mortgage Investments II Trust, Series 2005-AR05, Class A1, 1 Month SOFR + 0.614% (Cap 11.000%, Floor 0.500%)	5.933(c)	07/19/35	14	13,116
Towd Point Mortgage Trust,
Series 2017-05, Class A1, 144A, 1 Month SOFR + 0.714% (Cap N/A, Floor 0.000%)	6.031(c)	02/25/57	70	71,380
Series 2019-HY03, Class A1A, 144A, 1 Month SOFR + 1.114% (Cap N/A, Floor 1.000%)	6.431(c)	10/25/59	119	120,490
Series 2020-04, Class A1, 144A	1.750	10/25/60	593	514,796
Series 2021-SJ01, Class A1, 144A	2.250(cc)	07/25/68	1,547	1,442,160
Series 2021-SJ02, Class A1A, 144A	2.250(cc)	12/25/61	2,483	2,329,524
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR06, Class A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.489(c)	06/25/42	20	18,177
Series 2002-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.400% (Cap N/A, Floor 1.400%)	6.489(c)	08/25/42	2	1,527
Series 2005-AR13, Class A1A1, 1 Month SOFR + 0.694% (Cap 10.500%, Floor 0.580%)	6.011(c)	10/25/45	155	147,291

Total Residential Mortgage-Backed Securities (cost $45,031,055)				43,305,726

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds 0.3%
Bermuda Government International Bond (Bermuda),
Sr. Unsec’d. Notes, 144A	2.375%	08/20/30	555	$457,528
Sr. Unsec’d. Notes, 144A	3.375	08/20/50	450	292,219

Export-Import Bank of India (India), Sr. Unsec’d. Notes, 144A	3.875	02/01/28	290	272,554
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	3.500	01/11/28	1,420	1,326,960
Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	1.750	09/05/24	200	197,404
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes	3.500	02/12/34	970	776,970
Sr. Unsec’d. Notes	6.000	05/07/36	1,527	1,468,974

Panama Government International Bond (Panama), Sr. Unsec’d. Notes	4.500	04/16/50	200	128,500
Peruvian Government International Bond (Peru), Sr. Unsec’d. Notes	2.783	01/23/31	701	583,582
Province of Alberta (Canada),
Sr. Unsec’d. Notes	1.300	07/22/30	185	148,795
Sr. Unsec’d. Notes	3.300	03/15/28	110	102,982

Province of Manitoba (Canada), Sr. Unsec’d. Notes	2.125	06/22/26	100	93,616
Province of Quebec (Canada), Unsec’d. Notes, Series A, MTN	7.140	02/27/26	45	46,154

Total Sovereign Bonds (cost $6,846,195)				5,896,238
U.S. Government Agency Obligations 25.6%
Federal Home Loan Mortgage Corp.	1.500	11/01/50	1,763	1,265,288
Federal Home Loan Mortgage Corp.	2.000	01/01/32	262	237,867
Federal Home Loan Mortgage Corp.	2.000	02/01/36	811	704,545
Federal Home Loan Mortgage Corp.	2.000	10/01/40	370	302,784
Federal Home Loan Mortgage Corp.	2.000	09/01/50	12,097	9,213,340
Federal Home Loan Mortgage Corp.	2.000	11/01/50	553	420,947
Federal Home Loan Mortgage Corp.	2.000	12/01/50	1,857	1,410,674
Federal Home Loan Mortgage Corp.	2.000	03/01/51	2,405	1,828,844
Federal Home Loan Mortgage Corp.	2.000	04/01/51	99	75,252
Federal Home Loan Mortgage Corp.	2.000	05/01/51	1,258	954,927
Federal Home Loan Mortgage Corp.	2.000	07/01/51	4,223	3,205,561
Federal Home Loan Mortgage Corp.	2.000	09/01/51	442	339,760
Federal Home Loan Mortgage Corp.	2.000	09/01/51	939	711,522
Federal Home Loan Mortgage Corp.	2.500	01/01/29	130	122,742

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	2.500%	07/01/31	243	$225,295
Federal Home Loan Mortgage Corp.	2.500	01/01/32	133	122,581
Federal Home Loan Mortgage Corp.	2.500	10/01/32	313	287,022
Federal Home Loan Mortgage Corp.	2.500	12/01/32	564	518,139
Federal Home Loan Mortgage Corp.	2.500	09/01/46	149	122,143
Federal Home Loan Mortgage Corp.	2.500	11/01/46	469	384,681
Federal Home Loan Mortgage Corp.	2.500	11/01/49	805	646,618
Federal Home Loan Mortgage Corp.	2.500	07/01/50	1,130	902,996
Federal Home Loan Mortgage Corp.	2.500	03/01/51	925	749,266
Federal Home Loan Mortgage Corp.	2.500	04/01/51	10,557	8,409,611
Federal Home Loan Mortgage Corp.	2.500	05/01/51	217	173,133
Federal Home Loan Mortgage Corp.	2.500	07/01/51	444	353,386
Federal Home Loan Mortgage Corp.	2.500	08/01/51	890	707,891
Federal Home Loan Mortgage Corp.	2.500	10/01/51	73	57,804
Federal Home Loan Mortgage Corp.	2.500	10/01/51	301	242,000
Federal Home Loan Mortgage Corp.	2.500	11/01/51	5,861	4,655,280
Federal Home Loan Mortgage Corp.	2.500	12/01/51	3,086	2,450,589
Federal Home Loan Mortgage Corp.	2.500	01/01/52	468	371,943
Federal Home Loan Mortgage Corp.	3.000	02/01/32	541	506,620
Federal Home Loan Mortgage Corp.	3.000	01/01/37	128	115,254
Federal Home Loan Mortgage Corp.	3.000	12/01/37	51	45,637
Federal Home Loan Mortgage Corp.	3.000	06/01/43	1,315	1,130,566
Federal Home Loan Mortgage Corp.	3.000	07/01/43	225	193,840
Federal Home Loan Mortgage Corp.	3.000	06/01/46	372	316,609
Federal Home Loan Mortgage Corp.	3.000	09/01/46	2,151	1,829,056
Federal Home Loan Mortgage Corp.	3.000	12/01/46	7,631	6,480,390
Federal Home Loan Mortgage Corp.	3.000	01/01/47	389	330,457
Federal Home Loan Mortgage Corp.	3.000	02/01/50	2,316	1,944,967
Federal Home Loan Mortgage Corp.	3.000	06/01/50	569	477,176
Federal Home Loan Mortgage Corp.	3.000	03/01/51	3,805	3,144,391
Federal Home Loan Mortgage Corp.	3.000	04/01/52	4,029	3,332,021
Federal Home Loan Mortgage Corp.	3.500	06/01/37	664	616,790
Federal Home Loan Mortgage Corp.	3.500	11/01/37	115	106,044
Federal Home Loan Mortgage Corp.	3.500	06/01/42	163	146,737
Federal Home Loan Mortgage Corp.	3.500	06/01/42	174	156,072
Federal Home Loan Mortgage Corp.	3.500	07/01/42	172	153,817
Federal Home Loan Mortgage Corp.	3.500	09/01/42	211	189,058
Federal Home Loan Mortgage Corp.	3.500	10/01/42	262	235,144
Federal Home Loan Mortgage Corp.	3.500	06/01/43	114	102,134
Federal Home Loan Mortgage Corp.	3.500	05/01/45	144	127,168
Federal Home Loan Mortgage Corp.	3.500	01/01/47	106	93,436
Federal Home Loan Mortgage Corp.	3.500	02/01/47	236	207,360

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal Home Loan Mortgage Corp.	3.500%	11/01/47	159	$139,514
Federal Home Loan Mortgage Corp.	3.500	03/01/48	3,421	3,020,827
Federal Home Loan Mortgage Corp.	3.500	08/01/48	64	56,152
Federal Home Loan Mortgage Corp.	3.500	10/01/48	247	216,679
Federal Home Loan Mortgage Corp.	3.500	01/01/50	1,476	1,300,553
Federal Home Loan Mortgage Corp.	3.500	01/01/52	148	128,647
Federal Home Loan Mortgage Corp.	3.500	05/01/52	11,154	9,623,686
Federal Home Loan Mortgage Corp.	4.000	11/01/37	1,594	1,513,988
Federal Home Loan Mortgage Corp.	4.000	12/01/40	49	45,267
Federal Home Loan Mortgage Corp.	4.000	01/01/41	173	158,652
Federal Home Loan Mortgage Corp.	4.000	04/01/42	187	172,070
Federal Home Loan Mortgage Corp.	4.000	10/01/45	92	84,200
Federal Home Loan Mortgage Corp.	4.000	02/01/46	1,302	1,196,003
Federal Home Loan Mortgage Corp.	4.000	05/01/46	83	76,382
Federal Home Loan Mortgage Corp.	4.000	08/01/46	122	111,780
Federal Home Loan Mortgage Corp.	4.000	11/01/47	81	74,174
Federal Home Loan Mortgage Corp.	4.000	04/01/48	128	117,010
Federal Home Loan Mortgage Corp.	4.000	05/01/48	141	128,328
Federal Home Loan Mortgage Corp.	4.000	07/01/48	253	231,257
Federal Home Loan Mortgage Corp.	4.000	07/01/49	366	335,052
Federal Home Loan Mortgage Corp.	4.000	04/01/52	1,631	1,479,945
Federal Home Loan Mortgage Corp.	4.500	06/01/42	58	54,963
Federal Home Loan Mortgage Corp.	4.500	09/01/44	75	71,340
Federal Home Loan Mortgage Corp.	4.500	07/01/45	185	175,934
Federal Home Loan Mortgage Corp.	4.500	04/01/47	704	664,816
Federal Home Loan Mortgage Corp.	4.500	07/01/47	78	73,195
Federal Home Loan Mortgage Corp.	4.500	07/01/47	174	164,476
Federal Home Loan Mortgage Corp.	4.500	11/01/47	308	290,664
Federal Home Loan Mortgage Corp.	4.500	02/01/48	99	92,879
Federal Home Loan Mortgage Corp.	4.500	07/01/48	200	187,840
Federal Home Loan Mortgage Corp.	4.500	05/01/52	436	401,777
Federal Home Loan Mortgage Corp.	4.500	07/01/52	3,902	3,596,966
Federal Home Loan Mortgage Corp.	4.500	08/01/52	4,500	4,148,899
Federal Home Loan Mortgage Corp.	4.500	09/01/52	225	207,764
Federal Home Loan Mortgage Corp.	4.500	09/01/52	455	419,118
Federal Home Loan Mortgage Corp.	5.000	08/01/40	166	161,562
Federal Home Loan Mortgage Corp.	5.000	12/01/47	112	106,798
Federal Home Loan Mortgage Corp.	5.000	02/01/48	208	201,384
Federal Home Loan Mortgage Corp.	5.000	10/01/52	4,657	4,415,597
Federal Home Loan Mortgage Corp.	5.000	11/01/52	467	443,247

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)
Federal National Mortgage Assoc.,
Enterprise 11th District COFI Institutional Replacement Index + 1.254% (Cap 12.750%, Floor 5.750%)	5.750%(c)	12/01/30	—(r)	$147
Enterprise 11th District COFI Institutional Replacement Index + 2.000% (Cap 9.375%, Floor 2.000%)	5.000(c)	08/01/24	—(r)	385

Federal National Mortgage Assoc.	0.875	08/05/30	235	185,323
Federal National Mortgage Assoc.	1.500	01/01/36	2,176	1,841,437
Federal National Mortgage Assoc.	1.500	05/01/36	475	400,888
Federal National Mortgage Assoc.	1.500	06/01/36	497	419,288
Federal National Mortgage Assoc.	1.500	07/01/36	1,817	1,528,803
Federal National Mortgage Assoc.	1.500	02/01/42	441	343,805
Federal National Mortgage Assoc.	1.500	10/01/50	368	265,031
Federal National Mortgage Assoc.	1.500	11/01/50	1,042	749,350
Federal National Mortgage Assoc.	1.500	12/01/50	7,909	5,675,482
Federal National Mortgage Assoc.	1.500	01/01/51	3,873	2,787,871
Federal National Mortgage Assoc.	1.500	06/01/51	678	487,366
Federal National Mortgage Assoc.	1.500	07/01/51	799	574,075
Federal National Mortgage Assoc.	1.625	01/07/25	500	487,674
Federal National Mortgage Assoc.	2.000	03/01/31	1,297	1,190,464
Federal National Mortgage Assoc.	2.000	01/01/32	2,683	2,443,056
Federal National Mortgage Assoc.	2.000	05/01/36	1,312	1,132,301
Federal National Mortgage Assoc.	2.000	09/01/36	1,388	1,198,527
Federal National Mortgage Assoc.	2.000	12/01/36	2,230	1,924,327
Federal National Mortgage Assoc.	2.000	02/01/37	3,026	2,611,689
Federal National Mortgage Assoc.	2.000	08/01/40	1,893	1,548,652
Federal National Mortgage Assoc.	2.000	02/01/41	1,787	1,460,740
Federal National Mortgage Assoc.	2.000	05/01/41	3,573	2,922,873
Federal National Mortgage Assoc.	2.000	10/01/50	11,938	9,081,923
Federal National Mortgage Assoc.	2.000	11/01/50	364	277,015
Federal National Mortgage Assoc.	2.000	12/01/50	39	29,441
Federal National Mortgage Assoc.	2.000	01/01/51	1,824	1,389,142
Federal National Mortgage Assoc.	2.000	02/01/51	3,730	2,838,393
Federal National Mortgage Assoc.	2.000	02/01/51	8,180	6,224,230
Federal National Mortgage Assoc.	2.000	03/01/51	5,521	4,187,951
Federal National Mortgage Assoc.	2.000	04/01/51	3,818	2,900,532
Federal National Mortgage Assoc.	2.000	04/01/51	4,255	3,234,493
Federal National Mortgage Assoc.(kk)	2.000	05/01/51	17,669	13,427,267
Federal National Mortgage Assoc.	2.000	07/01/51	2,055	1,559,813
Federal National Mortgage Assoc.	2.000	08/01/51	2,098	1,592,839
Federal National Mortgage Assoc.	2.000	02/01/52	1,483	1,120,945

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	2.500%	TBA(tt)	6,000	$4,750,086
Federal National Mortgage Assoc.	2.500	TBA(tt)	22,000	17,403,231
Federal National Mortgage Assoc.	2.500	05/01/30	166	155,193
Federal National Mortgage Assoc.	2.500	04/01/31	478	442,559
Federal National Mortgage Assoc.	2.500	11/01/31	129	118,743
Federal National Mortgage Assoc.	2.500	07/01/32	752	689,811
Federal National Mortgage Assoc.	2.500	08/01/32	816	748,592
Federal National Mortgage Assoc.	2.500	09/01/32	800	733,703
Federal National Mortgage Assoc.	2.500	07/01/35	2,901	2,660,362
Federal National Mortgage Assoc.	2.500	02/01/43	63	52,164
Federal National Mortgage Assoc.	2.500	06/01/46	323	263,486
Federal National Mortgage Assoc.	2.500	09/01/46	161	130,970
Federal National Mortgage Assoc.	2.500	10/01/46	98	80,240
Federal National Mortgage Assoc.	2.500	10/01/46	171	139,260
Federal National Mortgage Assoc.	2.500	03/01/50	618	495,103
Federal National Mortgage Assoc.	2.500	08/01/50	1,619	1,292,871
Federal National Mortgage Assoc.	2.500	08/01/50	4,125	3,291,247
Federal National Mortgage Assoc.	2.500	11/01/50	2,977	2,413,898
Federal National Mortgage Assoc.	2.500	12/01/50	271	218,682
Federal National Mortgage Assoc.	2.500	01/01/51	623	504,929
Federal National Mortgage Assoc.	2.500	04/01/51	5,231	4,167,693
Federal National Mortgage Assoc.	2.500	05/01/51	152	121,322
Federal National Mortgage Assoc.	2.500	08/01/51	3,125	2,483,784
Federal National Mortgage Assoc.	2.500	09/01/51	462	367,370
Federal National Mortgage Assoc.	2.500	10/01/51	833	661,817
Federal National Mortgage Assoc.	2.500	11/01/51	3,252	2,583,828
Federal National Mortgage Assoc.	2.500	12/01/51	515	413,045
Federal National Mortgage Assoc.	2.500	02/01/52	451	358,342
Federal National Mortgage Assoc.	2.500	02/01/52	877	704,070
Federal National Mortgage Assoc.	3.000	06/01/30	95	89,553
Federal National Mortgage Assoc.	3.000	05/01/31	38	35,242
Federal National Mortgage Assoc.	3.000	12/01/31	104	97,638
Federal National Mortgage Assoc.	3.000	05/01/32	115	106,926
Federal National Mortgage Assoc.	3.000	09/01/32	45	42,125
Federal National Mortgage Assoc.	3.000	11/01/36	88	79,226
Federal National Mortgage Assoc.	3.000	10/01/42	120	102,870
Federal National Mortgage Assoc.	3.000	10/01/42	179	154,296
Federal National Mortgage Assoc.	3.000	02/01/43	172	148,809
Federal National Mortgage Assoc.	3.000	04/01/43	217	186,494
Federal National Mortgage Assoc.	3.000	06/01/43	279	239,865
Federal National Mortgage Assoc.	3.000	12/01/45	388	332,730
Federal National Mortgage Assoc.	3.000	05/01/46	488	415,010

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.000%	09/01/46	514	$441,327
Federal National Mortgage Assoc.	3.000	10/01/46	1,563	1,329,148
Federal National Mortgage Assoc.	3.000	11/01/46	576	490,135
Federal National Mortgage Assoc.	3.000	11/01/46	1,229	1,045,258
Federal National Mortgage Assoc.	3.000	03/01/47	418	352,173
Federal National Mortgage Assoc.	3.000	04/01/47	888	753,135
Federal National Mortgage Assoc.	3.000	12/01/49	2,141	1,798,490
Federal National Mortgage Assoc.	3.000	01/01/50	892	748,459
Federal National Mortgage Assoc.	3.000	02/01/50	806	677,503
Federal National Mortgage Assoc.	3.000	02/01/50	1,603	1,346,315
Federal National Mortgage Assoc.	3.000	03/01/50	383	321,356
Federal National Mortgage Assoc.	3.000	06/01/50	815	683,142
Federal National Mortgage Assoc.	3.000	01/01/51	1,040	868,566
Federal National Mortgage Assoc.	3.000	05/01/51	1,139	948,085
Federal National Mortgage Assoc.	3.000	01/01/52	2,436	2,037,115
Federal National Mortgage Assoc.	3.000	02/01/52	1,751	1,449,012
Federal National Mortgage Assoc.	3.000	03/01/52	3,315	2,742,482
Federal National Mortgage Assoc.	3.000	03/01/52	3,488	2,904,494
Federal National Mortgage Assoc.	3.000	04/01/52	1,795	1,487,775
Federal National Mortgage Assoc.	3.000	04/01/52	2,291	1,895,232
Federal National Mortgage Assoc.	3.500	12/01/29	46	43,744
Federal National Mortgage Assoc.	3.500	12/01/30	51	49,105
Federal National Mortgage Assoc.	3.500	07/01/31	233	223,073
Federal National Mortgage Assoc.	3.500	08/01/31	217	206,899
Federal National Mortgage Assoc.	3.500	02/01/33	93	87,998
Federal National Mortgage Assoc.	3.500	05/01/33	38	36,089
Federal National Mortgage Assoc.	3.500	10/01/41	69	61,720
Federal National Mortgage Assoc.	3.500	04/01/42	147	132,146
Federal National Mortgage Assoc.	3.500	05/01/42	145	129,852
Federal National Mortgage Assoc.	3.500	05/01/42	935	838,070
Federal National Mortgage Assoc.	3.500	06/01/42	399	357,855
Federal National Mortgage Assoc.	3.500	10/01/42	231	207,324
Federal National Mortgage Assoc.	3.500	10/01/42	253	226,900
Federal National Mortgage Assoc.	3.500	10/01/42	488	437,871
Federal National Mortgage Assoc.	3.500	06/01/43	129	115,433
Federal National Mortgage Assoc.	3.500	06/01/45	143	126,730
Federal National Mortgage Assoc.	3.500	06/01/45	229	201,725
Federal National Mortgage Assoc.	3.500	09/01/45	203	179,353
Federal National Mortgage Assoc.	3.500	10/01/45	221	195,559
Federal National Mortgage Assoc.	3.500	01/01/46	70	61,785
Federal National Mortgage Assoc.	3.500	01/01/46	184	161,382
Federal National Mortgage Assoc.	3.500	04/01/46	1,920	1,690,513

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	3.500%	11/01/46	88	$77,149
Federal National Mortgage Assoc.	3.500	06/01/47	323	284,018
Federal National Mortgage Assoc.	3.500	07/01/47	201	176,917
Federal National Mortgage Assoc.	3.500	07/01/47	959	860,193
Federal National Mortgage Assoc.	3.500	08/01/47	153	133,905
Federal National Mortgage Assoc.	3.500	09/01/47	255	223,889
Federal National Mortgage Assoc.	3.500	10/01/47	890	782,409
Federal National Mortgage Assoc.	3.500	11/01/47	824	724,842
Federal National Mortgage Assoc.	3.500	01/01/48	151	132,656
Federal National Mortgage Assoc.	3.500	01/01/48	232	203,770
Federal National Mortgage Assoc.	3.500	01/01/48	3,051	2,682,217
Federal National Mortgage Assoc.	3.500	04/01/48	413	363,362
Federal National Mortgage Assoc.	3.500	06/01/48	629	553,061
Federal National Mortgage Assoc.	3.500	08/01/48	326	286,671
Federal National Mortgage Assoc.	3.500	10/01/48	221	194,561
Federal National Mortgage Assoc.	3.500	11/01/48	162	142,149
Federal National Mortgage Assoc.	3.500	03/01/49	738	649,243
Federal National Mortgage Assoc.	3.500	06/01/49	305	268,372
Federal National Mortgage Assoc.	3.500	08/01/51	41	35,560
Federal National Mortgage Assoc.	3.500	02/01/52	453	393,994
Federal National Mortgage Assoc.	4.000	TBA(tt)	14,500	12,967,711
Federal National Mortgage Assoc.	4.000	09/01/40	118	108,133
Federal National Mortgage Assoc.	4.000	11/01/40	476	436,777
Federal National Mortgage Assoc.	4.000	02/01/41	195	179,331
Federal National Mortgage Assoc.	4.000	02/01/41	307	282,084
Federal National Mortgage Assoc.	4.000	12/01/41	194	178,182
Federal National Mortgage Assoc.	4.000	10/01/43	153	141,343
Federal National Mortgage Assoc.	4.000	09/01/44	86	79,128
Federal National Mortgage Assoc.	4.000	10/01/44	208	190,531
Federal National Mortgage Assoc.	4.000	12/01/45	68	62,686
Federal National Mortgage Assoc.	4.000	04/01/46	66	60,101
Federal National Mortgage Assoc.	4.000	08/01/46	106	97,422
Federal National Mortgage Assoc.	4.000	09/01/46	844	780,245
Federal National Mortgage Assoc.	4.000	02/01/47	322	294,638
Federal National Mortgage Assoc.	4.000	03/01/47	434	394,902
Federal National Mortgage Assoc.	4.000	06/01/47	253	230,562
Federal National Mortgage Assoc.	4.000	10/01/47	81	73,497
Federal National Mortgage Assoc.	4.000	11/01/47	156	142,567
Federal National Mortgage Assoc.	4.000	12/01/47	164	150,395
Federal National Mortgage Assoc.	4.000	02/01/48	153	139,894
Federal National Mortgage Assoc.	4.000	09/01/48	1,202	1,096,104
Federal National Mortgage Assoc.	4.000	10/01/48	231	212,109

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	4.000%	03/01/49	631	$574,933
Federal National Mortgage Assoc.	4.000	03/01/49	954	866,928
Federal National Mortgage Assoc.	4.000	07/01/49	206	185,851
Federal National Mortgage Assoc.	4.000	01/01/50	1,827	1,656,361
Federal National Mortgage Assoc.	4.000	05/01/50	1,909	1,723,853
Federal National Mortgage Assoc.	4.000	05/01/52	1,341	1,201,848
Federal National Mortgage Assoc.	4.000	10/01/52	456	408,154
Federal National Mortgage Assoc.(kk)	4.337(s)	03/17/31	945	664,711
Federal National Mortgage Assoc.	4.500	TBA(tt)	2,000	1,843,453
Federal National Mortgage Assoc.	4.500	08/01/40	54	51,315
Federal National Mortgage Assoc.	4.500	04/01/41	66	62,874
Federal National Mortgage Assoc.	4.500	06/01/41	145	137,789
Federal National Mortgage Assoc.	4.500	08/01/41	75	71,364
Federal National Mortgage Assoc.	4.500	08/01/41	203	192,697
Federal National Mortgage Assoc.	4.500	08/01/44	189	177,984
Federal National Mortgage Assoc.	4.500	01/01/45	100	94,773
Federal National Mortgage Assoc.	4.500	11/01/47	117	110,093
Federal National Mortgage Assoc.	4.500	06/01/48	158	148,467
Federal National Mortgage Assoc.	4.500	07/01/48	1,365	1,281,445
Federal National Mortgage Assoc.	4.500	12/01/48	128	119,848
Federal National Mortgage Assoc.	4.500	02/01/49	40	37,800
Federal National Mortgage Assoc.	4.500	07/01/52	384	353,776
Federal National Mortgage Assoc.	4.500	09/01/52	247	227,554
Federal National Mortgage Assoc.	5.000	09/01/30	10	9,960
Federal National Mortgage Assoc.	5.000	10/01/40	94	91,370
Federal National Mortgage Assoc.	5.000	03/01/42	184	178,018
Federal National Mortgage Assoc.	5.000	10/01/47	153	148,022
Federal National Mortgage Assoc.	5.000	01/01/48	38	36,668
Federal National Mortgage Assoc.	5.000	06/01/49	864	831,479
Federal National Mortgage Assoc.	5.000	07/01/52	7,340	6,962,413
Federal National Mortgage Assoc.	5.000	08/01/52	1,308	1,240,497
Federal National Mortgage Assoc.	5.000	10/01/52	495	469,616
Federal National Mortgage Assoc.	5.000	02/01/53	1,469	1,392,600
Federal National Mortgage Assoc.	5.000	01/01/54	1,097	1,040,206
Federal National Mortgage Assoc.	5.500	TBA(tt)	26,500	25,719,600
Federal National Mortgage Assoc.	5.500	01/01/40	96	95,432
Federal National Mortgage Assoc.	5.500	04/01/53	2,011	1,953,371
Federal National Mortgage Assoc.	6.000	10/01/36	49	49,769
Federal National Mortgage Assoc.	6.000	07/01/41	54	54,347
Federal National Mortgage Assoc.	6.000	01/01/53	10,099	10,021,697
Federal National Mortgage Assoc.	6.000	03/01/53	2,399	2,379,450
Federal National Mortgage Assoc.	6.000	09/01/53	2,515	2,492,393

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Federal National Mortgage Assoc.	6.000%	10/01/53	3,857	$3,822,050
Federal National Mortgage Assoc.(k)	6.625	11/15/30	485	533,312
Federal National Mortgage Assoc.(k)	7.125	01/15/30	80	89,103
Government National Mortgage Assoc.	2.000	TBA(tt)	7,500	5,900,752
Government National Mortgage Assoc.	2.000	01/20/51	5,463	4,305,154
Government National Mortgage Assoc.	2.000	03/20/51	1,047	824,497
Government National Mortgage Assoc.	2.000	07/20/51	426	335,507
Government National Mortgage Assoc.	2.000	11/20/51	493	387,811
Government National Mortgage Assoc.	2.500	12/20/46	232	193,265
Government National Mortgage Assoc.	2.500	01/20/51	4,359	3,581,852
Government National Mortgage Assoc.	2.500	03/20/51	1,638	1,346,083
Government National Mortgage Assoc.	2.500	05/20/51	7,491	6,141,190
Government National Mortgage Assoc.	2.500	07/20/51	2,336	1,917,788
Government National Mortgage Assoc.	2.500	08/20/51	3,114	2,555,956
Government National Mortgage Assoc.	2.500	09/20/51	3,409	2,798,281
Government National Mortgage Assoc.	3.000	07/20/42	351	304,681
Government National Mortgage Assoc.	3.000	03/20/43	237	205,887
Government National Mortgage Assoc.	3.000	08/20/43	45	38,729
Government National Mortgage Assoc.	3.000	09/20/43	88	76,052
Government National Mortgage Assoc.	3.000	01/20/44	81	70,591
Government National Mortgage Assoc.	3.000	05/20/45	83	72,275
Government National Mortgage Assoc.	3.000	08/15/45	93	80,208
Government National Mortgage Assoc.	3.000	05/20/46	513	443,394
Government National Mortgage Assoc.	3.000	07/20/46	819	707,699
Government National Mortgage Assoc.	3.000	08/20/46	45	38,854
Government National Mortgage Assoc.	3.000	10/20/46	258	222,352
Government National Mortgage Assoc.	3.000	03/20/47	532	459,110
Government National Mortgage Assoc.	3.000	01/20/48	68	58,279
Government National Mortgage Assoc.	3.000	08/20/48	1,150	990,757
Government National Mortgage Assoc.	3.000	07/20/49	381	327,286
Government National Mortgage Assoc.	3.000	09/20/49	473	406,235
Government National Mortgage Assoc.	3.000	12/20/49	526	451,611
Government National Mortgage Assoc.	3.000	01/20/50	2,436	2,090,681
Government National Mortgage Assoc.	3.000	02/20/50	107	91,715
Government National Mortgage Assoc.	3.000	09/20/50	312	267,360
Government National Mortgage Assoc.	3.000	10/20/51	441	375,351
Government National Mortgage Assoc.	3.000	11/20/51	827	704,326
Government National Mortgage Assoc.	3.500	01/15/42	58	52,153
Government National Mortgage Assoc.	3.500	12/20/42	169	151,893
Government National Mortgage Assoc.	3.500	01/20/43	252	226,999
Government National Mortgage Assoc.	3.500	02/20/43	113	101,772
Government National Mortgage Assoc.	3.500	08/20/43	404	363,933

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	3.500%	10/20/43	535	$481,812
Government National Mortgage Assoc.	3.500	03/20/45	55	49,436
Government National Mortgage Assoc.	3.500	04/20/45	311	279,233
Government National Mortgage Assoc.	3.500	04/20/46	593	530,893
Government National Mortgage Assoc.	3.500	07/20/46	366	328,057
Government National Mortgage Assoc.	3.500	10/20/46	716	641,234
Government National Mortgage Assoc.	3.500	12/20/46	707	631,601
Government National Mortgage Assoc.	3.500	05/20/47	396	354,539
Government National Mortgage Assoc.	3.500	10/20/47	136	120,905
Government National Mortgage Assoc.	3.500	11/20/47	702	626,158
Government National Mortgage Assoc.	3.500	01/20/48	191	169,819
Government National Mortgage Assoc.	3.500	10/20/48	114	101,704
Government National Mortgage Assoc.	3.500	11/20/48	227	202,251
Government National Mortgage Assoc.	3.500	12/20/48	83	74,255
Government National Mortgage Assoc.	3.500	02/20/49	191	169,975
Government National Mortgage Assoc.	3.500	05/20/49	302	269,364
Government National Mortgage Assoc.	3.500	06/20/49	262	232,946
Government National Mortgage Assoc.	3.500	08/20/49	5,350	4,760,776
Government National Mortgage Assoc.	3.500	11/20/50	5,553	4,935,330
Government National Mortgage Assoc.	3.500	04/20/51	1,907	1,691,202
Government National Mortgage Assoc.	3.500	02/20/52	2,239	1,972,483
Government National Mortgage Assoc.	4.000	12/20/40	130	121,259
Government National Mortgage Assoc.	4.000	06/20/41	55	51,017
Government National Mortgage Assoc.	4.000	11/15/41	76	70,334
Government National Mortgage Assoc.	4.000	12/20/42	138	128,679
Government National Mortgage Assoc.	4.000	04/20/43	89	82,699
Government National Mortgage Assoc.	4.000	10/20/43	75	70,357
Government National Mortgage Assoc.	4.000	12/20/43	166	154,218
Government National Mortgage Assoc.	4.000	09/20/44	98	90,995
Government National Mortgage Assoc.	4.000	08/20/45	160	148,873
Government National Mortgage Assoc.	4.000	10/20/45	75	69,732
Government National Mortgage Assoc.	4.000	03/20/46	147	135,703
Government National Mortgage Assoc.	4.000	11/20/46	109	100,831
Government National Mortgage Assoc.	4.000	03/20/47	95	87,331
Government National Mortgage Assoc.	4.000	05/20/47	150	137,508
Government National Mortgage Assoc.	4.000	07/20/47	590	542,705
Government National Mortgage Assoc.	4.000	11/20/47	403	371,628
Government National Mortgage Assoc.	4.000	12/20/47	95	87,298
Government National Mortgage Assoc.	4.000	06/20/48	1,309	1,196,687
Government National Mortgage Assoc.	4.000	07/20/48	181	165,288
Government National Mortgage Assoc.	4.000	08/20/48	63	58,180
Government National Mortgage Assoc.	4.000	09/20/48	161	147,288

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Government Agency Obligations (Continued)

Government National Mortgage Assoc.	4.000%	11/20/48	67	$61,477
Government National Mortgage Assoc.	4.000	01/20/49	81	74,467
Government National Mortgage Assoc.	4.000	02/20/49	162	148,669
Government National Mortgage Assoc.	4.000	03/20/49	101	92,937
Government National Mortgage Assoc.	4.000	06/20/52	1,867	1,692,505
Government National Mortgage Assoc.	4.500	12/20/41	285	274,632
Government National Mortgage Assoc.	4.500	10/20/43	41	39,279
Government National Mortgage Assoc.	4.500	01/20/44	55	52,321
Government National Mortgage Assoc.	4.500	04/20/44	182	174,368
Government National Mortgage Assoc.	4.500	03/20/45	44	42,117
Government National Mortgage Assoc.	4.500	07/20/46	86	82,727
Government National Mortgage Assoc.	4.500	08/20/46	79	75,495
Government National Mortgage Assoc.	4.500	11/20/46	68	65,378
Government National Mortgage Assoc.	4.500	01/20/47	445	425,558
Government National Mortgage Assoc.	4.500	01/20/48	57	53,948
Government National Mortgage Assoc.	4.500	02/20/48	363	343,376
Government National Mortgage Assoc.	4.500	03/20/48	38	36,156
Government National Mortgage Assoc.	4.500	07/20/48	61	57,421
Government National Mortgage Assoc.	4.500	08/20/48	24	22,223
Government National Mortgage Assoc.	4.500	12/20/48	115	108,731
Government National Mortgage Assoc.	4.500	05/20/52	2,399	2,238,362
Government National Mortgage Assoc.	5.000	10/20/37	5	4,888
Government National Mortgage Assoc.	5.000	09/20/40	54	52,660
Government National Mortgage Assoc.	5.000	04/20/45	30	29,023
Government National Mortgage Assoc.	5.000	08/20/45	107	104,900
Government National Mortgage Assoc.	6.000	12/15/39	73	75,333
Government National Mortgage Assoc.	6.500	TBA(tt)	3,000	3,037,435
Tennessee Valley Authority, Sr. Unsec’d. Notes	1.500	09/15/31	645	507,316

Total U.S. Government Agency Obligations (cost $474,963,478)				432,412,739
U.S. Treasury Obligations 3.8%
U.S. Treasury Bonds	2.000	11/15/41	8,255	5,452,170
U.S. Treasury Bonds(h)(k)	2.250	05/15/41	19,330	13,467,573
U.S. Treasury Bonds(h)(kk)	2.375	02/15/42	18,960	13,295,700
U.S. Treasury Bonds	4.500	02/15/44	135	128,166
U.S. Treasury Bonds	4.750	11/15/53	55	54,708
U.S. Treasury Notes	4.000	12/15/25	6,145	6,036,022
U.S. Treasury Notes	4.000	02/15/34	145	137,320
U.S. Treasury Strips Coupon	1.750(s)	08/15/42	415	164,152
U.S. Treasury Strips Coupon	2.014(s)	11/15/41	1,195	491,444

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Strips Coupon(h)(k)	2.062%(s)	05/15/41	34,830	$14,752,410
U.S. Treasury Strips Coupon	2.324(s)	05/15/42	1,195	478,700
U.S. Treasury Strips Coupon	2.335(s)	08/15/44	1,620	581,871
U.S. Treasury Strips Coupon	2.340(s)	02/15/43	2,210	853,267
U.S. Treasury Strips Coupon	2.395(s)	11/15/43	2	744
U.S. Treasury Strips Coupon	2.434(s)	11/15/42	16,395	6,408,780
U.S. Treasury Strips Coupon	2.434(s)	11/15/45	575	194,691
U.S. Treasury Strips Coupon(k)	2.436(s)	02/15/46	415	139,025
U.S. Treasury Strips Coupon	3.930(s)	02/15/41	1,400	600,305
U.S. Treasury Strips Coupon	4.608(s)	11/15/48	95	28,277
U.S. Treasury Strips Coupon	4.652(s)	05/15/49	1,210	352,885
U.S. Treasury Strips Coupon	4.924(s)	02/15/49	280	82,545
U.S. Treasury Strips Coupon	5.356(s)	05/15/40	510	228,145

Total U.S. Treasury Obligations (cost $92,771,410)				63,928,900

Total Long-Term Investments (cost $1,867,936,755)				1,702,277,407

	Shares
Short-Term Investments 4.9%
Affiliated Mutual Funds
PGIM Core Government Money Market Fund (7-day effective yield 5.540%)(wb)	64,390,968	64,390,968
PGIM Institutional Money Market Fund (7-day effective yield 5.644%) (cost $18,012,881; includes $17,928,247 of cash collateral for securities on loan)(b)(wb)	18,025,844	18,016,831

Total Short-Term Investments (cost $82,403,849)		82,407,799

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN 105.6% (cost $1,950,340,604)		1,784,685,206
Option Written*~ (0.0)%
(premiums received $0)		(3)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN 105.6% (cost $1,950,340,604)		1,784,685,203
Liabilities in excess of other assets(z) (5.6)%		(94,950,120)

Net Assets 100.0%		$1,689,735,083

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
Aces	Alternative Credit Enhancements Securities
BABs	Build America Bonds
BOA	Bank of America, N.A.
CBOE	Chicago Board Options Exchange
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
COFI	Cost of Funds Index
DAC	Designated Activity Company
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
PO	Principal Only
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
USOIS	United States Overnight Index Swap

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $4,544 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $17,505,662; cash collateral of $17,928,247 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at April 30, 2024.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of April 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(kk)	Represents security, or a portion thereof, segregated as collateral for TBA securities.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of $74,000,000 is 4.4% of net assets.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#		Value
Federal National Mortgage Assoc. (proceeds receivable $7,439,063)	6.000%	TBA(tt)	06/13/24	$(7,500)	$(7,427,930)
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
GS_21-PJA^	Put	GSI	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)	13,790	$(3)
(premiums received $0)
Futures contracts outstanding at April 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
18	3 Month CME SOFR	Jun. 2024	$4,259,475	$170
18	3 Month CME SOFR	Sep. 2024	4,261,050	(6,521)
716	2 Year U.S. Treasury Notes	Jun. 2024	145,101,875	(1,337,400)
290	5 Year U.S. Treasury Notes	Jun. 2024	30,375,235	(494,494)
233	10 Year U.S. Treasury Notes	Jun. 2024	25,032,938	(315,940)

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Futures contracts outstanding at April 30, 2024 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
100	10 Year U.S. Ultra Treasury Notes	Jun. 2024	$11,021,875	$(45,672)
111	30 Year U.S. Ultra Treasury Bonds	Jun. 2024	13,271,437	(867,028)
				(3,066,885)
Short Position:
281	20 Year U.S. Treasury Bonds	Jun. 2024	31,981,313	1,276,418
				$(1,790,467)
Credit default swap agreements outstanding at April 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJA	05/14/24	0.500%(M)	7,127	*	$4,547	$(46)	$4,593	GSI

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at April 30, 2024(4)	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.42.V1	06/20/29	1.000%(Q)	41,320	0.533%	$895,278	$917,470	$22,192
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at April 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
79,125	08/31/24	5.384%(T)	1 Day SOFR(2)(T)/ 5.320%	$—	$(54,022)	$(54,022)
10,388	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(40,255)	(40,255)
13,356	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(30,046)	(30,046)
30,246	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 5.320%	—	(74,307)	(74,307)
40,800	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 5.320%	—	373,525	373,525
2,245	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 5.320%	415	17,571	17,156
2,800	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 5.320%	1,278,108	1,390,723	112,615
				$1,278,523	$1,583,189	$304,666

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Core Bond Fund
Schedule of Investments (unaudited) (continued)
as of April 30, 2024
Total return swap agreements outstanding at April 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -54 bps(T)/ 4.790%	JPM	09/20/24	(8,073)	$387,238	$—	$387,238
U.S. Treasury Bond(T)	1 Day USOIS +22 bps(T)/ 5.550%	JPM	06/04/24	19,925	(904,761)	—	(904,761)
U.S. Treasury Bond(T)	1 Day USOIS +21 bps(T)/ 5.540%	GSI	07/10/24	40,595	(2,333,093)	—	(2,333,093)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	GSI	08/01/24	22,845	(1,671,204)	—	(1,671,204)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	08/05/24	16,665	(1,360,383)	—	(1,360,383)
U.S. Treasury Bond(T)	1 Day USOIS +21 bps(T)/ 5.540%	BOA	09/10/24	29,165	(1,989,450)	—	(1,989,450)
U.S. Treasury Bond(T)	1 Day USOIS +20 bps(T)/ 5.530%	JPM	10/28/24	40,665	(146,133)	—	(146,133)
					$(8,017,786)	$—	$(8,017,786)
(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).